UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Lori E. Bostrom Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-1495

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

The TARGET Portfolio Trust®

Semiannual Report

June 30, 2004

TARGET

A STRUCTURED AND PERSONALIZED INVESTMENT PROGRAM

Dear TARGET Shareholder:	August 16, 2004

We hope that you find the semiannual report for your TARGET program informative and useful. Today many investors may be asking where they can find new growth opportunities. As a TARGET shareholder, you are uniquely positioned for domestic and global growth opportunities because you already have a strategic investment plan in place.

TARGET’s structured and professional approach to investing helps you “tune out” the noise of current market developments and allows you to concentrate on what’s really important—your long-term goals. It starts with a personal plan that you and your financial professional construct based on your reasons for investing, the time you have to reach your goals, and the level of risk you are willing to assume. Your financial professional works closely with you to develop an appropriate asset allocation, and then the rest is simple because there is a corresponding TARGET portfolio for each asset class. You can make your choices with confidence since the managers for each portfolio are carefully chosen and are monitored by our team of experienced investment management analysts. These firms are among the leading institutional money managers available whose typical clients include pension funds, Fortune 500 companies, and very wealthy individuals.

Your TARGET program also evolves with your changing needs. Your financial professional will help you track your plan’s progress, stay informed of important developments, and assist you in determining whether you need to modify your portfolio. In these ways and more, the TARGET program seeks to make your investment goals a reality.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolio Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852.

Equity Portfolios for periods ended 6/30/04
	Total Returns[1] (Without TARGET Program Fee)	Average Annual Total Returns[1] (with TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years
Large Capitalization Growth Portfolio	0.13%	17.68%	–5.14%	9.14%
S&P 500 Index[2]	3.44	19.10	–2.20	11.82
Russell 1000 Growth Index[2]	2.74	17.88	–6.48	10.11
Lipper Large-Cap Core Funds Avg.[3]	2.03	16.13	–3.35	9.58

Large Capitalization Value Portfolio	5.20%	24.58%	1.89%	10.26%
S&P 500 Index[2]	3.44	19.10	–2.20	11.82
Russell 1000 Value Index[2]	3.94	21.13	1.87	12.64
Lipper Multi-Cap Value Funds Avg.[3]	4.30	21.82	2.93	11.70

Small Capitalization Growth Portfolio	4.80%	20.59%	–2.95%	5.37%
Russell 2000 Index[2]	6.76	33.37	6.63	10.93
Russell 2000 Growth Index[2]	5.68	31.55	–0.45	7.16
Lipper Small-Cap Growth Funds Avg.[3]	3.32	27.08	3.19	9.46

Small Capitalization Value Portfolio	8.57%	37.39%	13.44%	12.18%
Russell 2000 Index[2]	6.76	33.37	6.63	10.93
Russell 2000 Value Index[2]	7.83	35.17	12.82	13.91
Lipper Small-Cap Core Funds Avg.[3]	7.14	33.47	10.22	12.24

International Equity Portfolio	0.74%	18.40%	–2.78%	3.53%
MSCI EAFE Index[2]	4.56	32.37	0.06	4.06
Lipper International Funds Avg.[3]	2.49	25.48	–1.43	4.31

1Source: Prudential Investments LLC and Lipper Inc. Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The six months total returns do not reflect a deduction for the annual TARGET program fee. Returns would be lower if the fee were deducted. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for equity portfolios for retail investors. The maximum advisory fee for retirement accounts is 1.25% of equity portfolio assets. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

2	THE TARGET PORTFOLIO TRUST

2Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, or taxes. The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how the stock prices of smaller companies have performed. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stocks have performed.

3The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they included the effects of sales charges or taxes. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Multi-Cap Value funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. International funds invest their assets in securities with primary trading markets outside of the United States.

THE TARGET PORTFOLIO TRUST	3

Fixed Income Portfolio Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852.

Fixed Income Portfolios for periods ended 6/30/04
	Total Returns[1] (Without TARGET Program Fee)	Average Annual Total Returns[1] (with TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years
International Bond Portfolio	–0.03%	–1.66%	1.90%	2.12% (2.10)[2]
WB Index Hedged[3]	0.57	–0.18	5.31	8.09
Lipper International Income Funds Avg.[4]	–1.18	5.48	6.60	6.73

Total Return Bond Portfolio	0.41%	0.52%	6.13%	6.54%
Lehman Brothers Aggregate Bond Index[3]	0.15	0.32	6.95	7.39
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	–0.30	1.06	6.42	7.10

Intermediate-Term Bond Portfolio	0.00%	–0.77%	5.54%	5.90%
Lehman Brothers Int. Govt./Credit Bond Index[3]	–0.11	–0.07	6.75	6.90
Lipper Int. Inv.-Grade Debt Funds Avg.[4]	–0.08	0.18	6.15	6.59

Mortgage Backed Securities Portfolio	0.23%	0.10%	4.88%	5.74%
Lehman Brothers Mortgage-Backed Securities Index[3]	0.77	2.23	6.60	7.29
Citigroup Mortgage-Backed Securities Index[3]	0.71	2.17	6.61	7.27
Lipper U.S. Mortgage Funds Avg.[4]	0.41	1.42	5.84	6.33

1Source: Prudential Investments LLC and Lipper Inc. Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The six months total returns do not reflect a deduction for the annual TARGET program fee. Returns would be lower if the fee were deducted. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1% for bond portfolios for retail investors. The maximum advisory fee for retirement accounts is 1.35% of bond portfolio assets. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

2Without waiver of fees and/or expense subsidization, the portfolios’ returns would have been lower, as indicated in parentheses.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, or taxes. The Citigroup Non-U.S. World Government Bond Index Hedged (WB Index Hedged)—is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad look at how foreign bonds have performed. The Lehman Brothers Aggregate Bond Index (LABI) is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term

4	THE TARGET PORTFOLIO TRUST

bonds have performed. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad look at how intermediate-term bonds have performed. The Lehman Brothers Mortgage-Backed Securities Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad look at how mortgage-backed securities have performed.

4The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they included the effects of sales charges or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 5 to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

THE TARGET PORTFOLIO TRUST	5

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Money Market Portfolio as of 6/30/04
	Total Returns[1] (Without TARGET Program Fee) Six Months	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio	0.24%	$1.00	0.49%
Lipper U.S. Government Money Market Funds Avg.[2]	0.18	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Fund Avg.[3]	N/A	N/A	0.59

1Source: Prudential Investments LLC and Lipper Inc. Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The six months total returns do not reflect a deduction for the annual TARGET program fee. Returns would be lower if the fee were deducted. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

2The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they included the effects of sales charges or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Fund Average category as of June 29, 2004, the closest date to the end of our reporting period.

6	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2004 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—97.1%

	Common Stocks

	Airlines—0.5%
115,000	Southwest Airlines Co.	$1,928,550

	Apparel—0.9%
45,000	Nike, Inc. (Class B shares)	3,408,750

	Beverages—1.5%
72,500	Coca-Cola Co. (The)	3,659,800
49,000	Constellation Brands, Inc. (Class A shares)(a)	1,819,370

		5,479,170

	Biotechnology—0.8%
45,500	Biogen Idec, Inc.(a)	2,877,875

	Communications Equipment—1.2%
96,500	Comverse Technology, Inc.(a)	1,924,210
33,000	QUALCOMM, Inc.	2,408,340

		4,332,550

	Computer Software & Services—6.9%
425,000	EMC Corp.(a)	4,845,000
416,500	Microsoft Corp.	11,895,240
285,000	VERITAS Software Corp.(a)	7,894,500

		24,634,740

	Computers & Business Equipment—7.4%
1,115,800	Cisco Systems, Inc.(a)	26,444,460

	Cosmetics & Toiletries—1.2%
86,500	Estee Lauder Cos., Inc. (Class A shares)	4,219,470

	Drugs & Healthcare—9.9%
43,000	Boston Scientific Corp.(a)	1,840,400
106,000	Cardinal Health, Inc.	7,425,300
127,500	Caremark Rx, Inc.(a)	4,199,850
177,700	Medtronic, Inc.	8,657,544
390,000	Pfizer, Inc.	13,369,200

		35,492,294

	Education—0.8%
32,000	Apollo Group, Inc. (Class A shares)(a)	2,825,280

	Electric Utilities—0.5%
46,000	TXU Corp.	1,863,460

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	7

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Electronic Components—9.1%
767,000	Applied Materials, Inc.(a)	$15,048,540
75,500	Fisher Scientific International, Inc.(a)	4,360,125
400,000	Xilinx, Inc.	13,324,000

		32,732,665

	Financial Services—12.6%
72,000	Capital One Financial Corp.	4,923,360
91,500	CIT Group, Inc.	3,503,535
240,200	Citigroup, Inc.	11,169,300
137,500	J.P. Morgan Chase & Co.	5,330,875
468,150	MBNA Corp.	12,073,589
154,400	Morgan Stanley	8,147,688

		45,148,347

	Food & Staples Retailing—0.6%
50,500	CVS Corp.	2,122,010

	Health Care Equipment & Supplies—2.0%
59,500	Baxter International, Inc.	2,053,345
39,000	C. R. Bard, Inc.	2,209,350
90,000	Thermo Electron Corp.(a)	2,766,600

		7,029,295

	Health Care Providers & Services—0.5%
26,000	CIGNA Corp.	1,789,060

	Hotels & Restaurants—1.7%
232,500	McDonald’s Corp.	6,045,000

	Household Products—1.5%
41,000	Clorox Co. (The)	2,204,980
70,000	Energizer Holdings, Inc.(a)	3,150,000

		5,354,980

	Industrial Conglomerates—1.0%
107,000	Tyco International, Ltd. (Bermuda)	3,545,980

	Insurance—2.5%
126,000	American International Group, Inc.	8,981,280

	Internet—1.7%
246,800	Juniper Networks, Inc.(a)	6,063,876

	Internet & Catalog Retail—2.7%
107,000	eBay, Inc.(a)	9,838,650

	IT Services—2.6%
370,000	Cognizant Technology Solutions Corp. (Class A shares)(a)	9,401,700

See Notes to Financial Statements

8	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Machinery—2.1%
66,500	Deere & Co.	$4,664,310
43,500	Ingersoll-Rand Co. (Bermuda)	2,971,485

		7,635,795

	Media—1.6%
190,500	Time Warner Cos., Inc.(a)	3,348,990
83,000	XM Satellite Radio Holdings, Inc. (Class A shares)(a)	2,265,070

		5,614,060

	Oil & Gas—0.8%
37,500	ConocoPhillips	2,860,875

	Oil Field/Equipment & Services—1.8%
82,500	Apache Corp.	3,592,875
61,000	BJ Services Co.(a)	2,796,240

		6,389,115

	Retail Trade—5.5%
165,500	GAP, Inc. (The)	4,013,375
124,000	Home Depot, Inc. (The)	4,364,800
87,000	Nordstrom, Inc.	3,707,070
185,000	Staples, Inc.	5,422,350
45,000	Wal-Mart Stores, Inc.	2,374,200

		19,881,795

	Semiconductors & Semiconductor Equipment—10.7%
72,000	Analog Devices, Inc.	3,389,760
181,500	Intel Corp.	5,009,400
325,000	Linear Technology Corp.	12,827,750
133,000	Marvell Technology Group Ltd. (Bermuda)(a)	3,551,100
261,800	Maxim Integrated Products, Inc.	13,723,556

		38,501,566

	Software—1.7%
44,000	Adobe Systems, Inc.	2,046,000
155,000	Check Point Software Technologies Ltd. (Isreal)(a)	4,183,450

		6,229,450

	Telecommunications—1.9%
221,500	Corning, Inc.(a)	2,892,790
217,000	Motorola, Inc.	3,960,250

		6,853,040

	Thrifts & Mortgage Finance—0.9%
44,500	Fannie Mae	3,175,520

	Total long-term investments (cost $248,103,529)	348,700,658

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	9

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—3.0%

	Mutual Fund
10,816,445	Dryden Core Investment Fund—Taxable Money Market Series (cost $10,816,445; Note 3)	$10,816,445

	Total Investments—100.1% (cost $258,919,974; Note 5)	359,517,103
	Liabilities in excess of other assets—(0.1%)	(192,793)

	Net Assets—100%	$359,324,310

(a)	Non-income producing security.

See Notes to Financial Statements

10	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2004 (Unaudited)	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.9%

	Common Stocks

	Aerospace/Defense—3.4%
91,300	Lockheed Martin Corp.	$4,754,904
31,800	Northrop Grumman Corp.	1,707,660
117,700	Raytheon Co.	4,210,129
13,700	United Technologies Corp.	1,253,276

		11,925,969

	Automobiles—0.6%
61,700	Ford Motor Co.	965,605
27,100	General Motors Corp.	1,262,589

		2,228,194

	Automotive Components—0.7%
2,900	Dana Corp.	56,840
181,062	Delphi Corp.	1,933,742
6,900	Lear Corp.	407,031

		2,397,613

	Beverages—0.6%
2,000	Anheuser-Busch Cos., Inc.	108,000
30,000	Coca-Cola Co.	1,514,400
7,000	PepsiCo, Inc.	377,160

		1,999,560

	Biotechnology
1,300	Biogen Idec, Inc.(a)	82,225

	Capital Markets—0.6%
69,300	Bank of New York Co., Inc. (The)	2,042,964
18,000	E*Trade Financial Corp.(a)	200,700

		2,243,664

	Chemicals—1.7%
10,400	Air Products & Chemicals, Inc.	545,480
34,700	Dow Chemical Co.	1,412,290
27,100	Eastman Chemical Co.	1,252,833
2,700	Monsanto Co.	103,950
7,600	PPG Industries, Inc.	474,924
33,800	Praxair, Inc.	1,348,958
18,900	Rohm & Haas Co.	785,862

		5,924,297

	Commercial Banks—5.9%
6,900	AmSouth Bancorporation	175,743
63,800	Bank of America Corp.	5,398,756

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	11

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Commercial Banks (cont’d.)
4,400	Compass Bancshares, Inc.	$189,200
14,300	First Horizon National Corp.	650,221
18,000	GreenPoint Financial Corp.	714,600
94,100	KeyCorp	2,812,649
4,400	Marshall & Ilsley Corp.	171,996
10,800	Mellon Financial Corp.	316,764
16,600	National City Corp.	581,166
3,300	National Commerce Financial Corp.	107,250
16,300	North Fork Bancorporation, Inc.	620,215
5,400	SouthTrust Corp.	209,574
14,500	SunTrust Banks, Inc.	942,355
38,200	UnionBanCal Corp.	2,154,480
54,500	Wachovia Corp.	2,425,250
54,000	Wells Fargo & Co.	3,090,420

		20,560,639

	Commercial Services & Supplies—2.4%
154,300	Cendant Corp.	3,777,264
155,200	Waste Management, Inc.	4,756,880

		8,534,144

	Communications Equipment—0.1%
9,800	Motorola, Inc.	178,850
500	QUALCOMM, Inc.	36,490

		215,340

	Computers & Peripherals—1.0%
19,000	Dell, Inc.(a)	680,580
80,900	Hewlett-Packard Co.	1,706,990
6,400	International Business Machines Corp.	564,160
2,600	Lexmark International, Inc.(a)	250,978
3,400	NCR Corp.(a)	168,606

		3,371,314

	Consumer Products—0.4%
27,900	Procter & Gamble Co.	1,518,876

	Cosmetics & Toiletries—0.1%
11,100	Gillette Co.	470,640

	Diversified Manufacturing—0.1%
5,800	SPX Corp.	269,352

	Diversified Telecommunication Services—0.1%
22,500	Sprint Corp.	396,000

See Notes to Financial Statements

12	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Electric Utilities—6.0%
76,700	Alliant Energy Corp.	$2,000,336
81,020	American Electric Power Co., Inc.	2,592,640
12,600	Consolidated Edison, Inc.	500,976
9,700	Constellation Energy Group, Inc.	367,630
2,100	Edison International	53,697
75,300	Entergy Corp.	4,217,553
149,996	FirstEnergy Corp.	5,611,351
20,000	FPL Group, Inc.	1,279,000
26,100	NiSource, Inc.	538,182
14,200	PG&E Corp.(a)	396,748
16,900	Pinnacle West Capital Corp.	682,591
19,600	PPL Corp.	899,640
19,900	TXU Corp.	806,149
10,500	Wisconsin Energy Corp.	342,405
38,300	Xcel Energy, Inc.	639,993

		20,928,891

	Electrical Equipment—0.1%
7,000	Cooper Industries, Ltd. (Class A shares)	415,870

	Electronics—0.1%
16,500	Altera Corp.(a)	366,630

	Energy Equipment & Services—0.1%
21,700	Pride International Inc.(a)	371,287

	Exchange Traded Funds—1.9%
15,840	iShares Russell 1000 Value Index Fund	951,350
51,500	SPDR Trust Series 1	5,898,295

		6,849,645

	Financial Services—7.9%
1,900	Bear Stearns Cos., Inc. (The)	160,189
42,200	Charles Schwab Corp. (The)	405,542
185,900	CIT Group, Inc.	7,118,111
163,800	Citigroup, Inc.	7,616,701
19,200	Countrywide Credit Industries, Inc.	1,348,800
13,800	Goldman Sachs Group, Inc.	1,299,408
9,000	Legg Mason, Inc.	819,090
7,500	MBIA, Inc.	428,400
1,200	Merrill Lynch & Co., Inc.	64,776
51,500	Morgan Stanley	2,717,655
161,700	Principal Financial Group, Inc. (The)	5,623,926

		27,602,598

	Food & Staples Retailing—1.0%
124,100	Albertson’s, Inc.	3,293,614
5,200	Costco Wholesale Corp.	213,564

		3,507,178

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	13

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Food Products—0.9%
800	H.J. Heinz Co.	$31,360
63,500	Kraft Foods, Inc. (Class A shares)	2,011,680
48,300	Sara Lee Corp.	1,110,417

		3,153,457

	Gas & Pipeline Utilities—0.2%
7,500	Valero Energy Corp.	553,200

	Healthcare Equipment & Supplies—0.8%
4,500	Amgen, Inc.(a)	245,565
5,800	Boston Scientific Corp.(a)	248,240
700	Eli Lilly & Co.	48,937
3,200	Gilead Sciences, Inc.(a)	214,400
9,000	Guidant Corp.	502,920
7,200	Human Genome Sciences, Inc.(a)	83,736
4,000	MedImmune, Inc.(a)	93,600
6,900	Merck & Co., Inc.	327,750
6,700	Pfizer, Inc.	229,676
3,900	Sepracor, Inc.(a)	206,310
15,400	Watson Pharmaceuticals, Inc.(a)	414,260
8,800	Wyeth	318,208

		2,933,602

	Healthcare Providers & Services—4.2%
95,800	Aetna, Inc.	8,143,000
16,400	Anthem, Inc.(a)	1,468,784
6,900	HCA, Inc.	286,971
366,600	Tenet Healthcare Corp.(a)	4,916,106
1,000	WellPoint Health Networks, Inc.(a)	112,010

		14,926,871

	Homebuilding—0.4%
17,000	D.R. Horton, Inc.	482,800
6,800	KB Home	466,684
7,000	Pulte Homes, Inc.	364,210

		1,313,694

	Hotels, Restaurants & Leisure—4.4%
156,900	Caesars Entertainment, Inc.(a)	2,353,500
3,300	Carnival Corp.	155,100
12,200	Hilton Hotels Corp.	227,652
78,200	Mandalay Resort Group	5,367,648
63,200	McDonald’s Corp.	1,643,200
8,700	Starwood Hotels & Resorts Worldwide, Inc.	390,195
2,500	Wendy’s International, Inc.	87,100
137,000	Yum! Brands, Inc.(a)	5,099,140

		15,323,535

See Notes to Financial Statements

14	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Household Durables—2.2%
11,900	Centex Corp.	$544,425
132,600	Lennar Corp. (Class A shares)	5,929,872
9,180	Lennar Corp. (Class B shares)	380,327
22,900	Masco Corp.	714,022

		7,568,646

	Industrial Conglomerates—4.4%
257,900	General Electric Co.	8,355,960
3,900	ITT Industries, Inc.	323,700
200,300	Tyco International Ltd. (Bermuda)	6,637,942

		15,317,602

	Industrial Machinery—0.5%
10,200	Deere & Co.	715,428
14,600	Eaton Corp.	945,204

		1,660,632

	Insurance—10.6%
1,200	ACE Ltd.	50,736
89,800	Allmerica Financial Corp.(a)	3,035,240
148,200	Allstate Corp. (The)	6,898,710
15,300	Ambac Financial Group, Inc.	1,123,632
6,500	Assurant, Inc.	171,470
34,100	Genworth Financial, Inc.(a)	782,595
26,900	Hartford Financial Services Group, Inc. (The)	1,849,106
255,170	MetLife, Inc.	9,147,846
4,600	Progressive Corp. (The)	392,380
7,400	Protective Life Corp.	286,158
159,900	St. Paul Travelers Cos., Inc. (The)	6,482,346
13,000	Torchmark Corp.	699,400
398,000	UnumProvident Corp.	6,328,200

		37,247,819

	IT Services—2.7%
14,800	Computer Sciences Corp.(a)	687,164
457,200	Electronic Data Systems Corp.	8,755,380
24,000	Sun Microsystems, Inc.(a)	104,160
4,400	SunGard Data Systems, Inc.(a)	114,400

		9,661,104

	Leisure Equipment & Products—0.9%
116,900	Eastman Kodak Co.	3,153,962

	Machinery
2,400	PACCAR, Inc.	139,176

	Media—2.4%
4,400	E.W. Scripps Co. (Class A shares)	462,000
6,700	EchoStar Communications Corp. Class A shares(a)	206,025
36,400	Fox Entertainment Group, Inc. (Class A shares)(a)	971,880

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	15

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Media (cont’d.)
20,600	Gannett Co., Inc.	$1,747,910
1,300	Knight-Ridder, Inc.	93,600
49,800	Liberty Media Corp. (Class A shares)(a)	447,702
55,500	Time Warner Cos., Inc.(a)	975,690
900	Tribune Co.	40,986
74,600	Viacom, Inc. (Class B shares)	2,664,712
35,300	Walt Disney Co.	899,797

		8,510,302

	Metals & Mining—1.2%
98,676	Alcoa, Inc.	3,259,268
30,800	United States Steel Corp.	1,081,696

		4,340,964

	Multi-Utilities & Unregulated Power—0.4%
15,500	Dominion Resources, Inc.	977,740
13,101	SCANA Corp.	476,483

		1,454,223

	Networking Equipment—0.1%
10,300	Juniper Networks, Inc.(a)	253,071

	Oil & Gas—5.4%
3,800	Anadarko Petroleum Corp.	222,680
12,800	Baker Hughes, Inc.	481,920
27,400	ChevronTexaco Corp.	2,578,614
179,500	Exxon Mobil Corp.	7,971,595
5,000	Occidental Petroleum Corp.	242,050
58,228	Sunoco, Inc.	3,704,465
74,200	Teekay Shipping Corp.	2,773,596
24,500	Unocal Corp.	931,000
3,400	Williams Cos., Inc. (The)	40,460

		18,946,380

	Oil Field/Equipment & Services—1.1%
33,600	ConocoPhillips	2,563,344
15,200	Devon Energy Corp.	1,003,200
44,800	Dynegy, Inc.(a)	190,848
1,100	ENSCO International, Inc.	32,010
7,900	Rowan Cos., Inc.(a)	192,207

		3,981,609

	Paper & Forest Products—0.8%
10,000	Georgia-Pacific Group	369,800
4,000	International Paper Co.	178,800
3,200	Smurfit-Stone Container Corp.(a)	63,840

See Notes to Financial Statements

16	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Paper & Forest Products (cont’d.)
1,200	Temple-Inland, Inc.	$83,100
33,520	Weyerhaeuser Co.	2,115,782

		2,811,322

	Pharmaceuticals—0.2%
13,800	Forest Laboratories, Inc.(a)	781,494
1,800	Medicis Pharmaceutical Corp. (Class A shares)	71,910

		853,404

	Railroads & Equipment—0.3%
1,800	CSX Corp.	58,986
400	FedEx Corp.	32,676
37,300	Norfolk Southern Corp.	989,196

		1,080,858

	Real Estate Investment Trust—2.2%
69,000	Apartment Investment & Management Co.	2,147,970
1,700	Camden Property Trust	77,860
5,700	CarrAmerica Realty Corp.	172,311
1,100	CenterPoint Properties Trust	84,425
9,100	Duke Realty Corp.	289,471
35,500	Equity Office Properties Trust	965,600
7,300	Equity Residential	217,029
11,700	General Growth Properties, Inc.	345,969
8,100	Kimco Realty Corp.	368,550
5,800	Mack-Cali Realty Corp.	240,004
57,685	Plum Creek Timber Co., Inc.	1,879,377
16,200	ProLogis Trust	533,304
7,600	Rouse Co. (The)	361,000
4,900	United Dominion Realty Trust, Inc.	96,922

		7,779,792

	Retailing—5.2%
6,700	Abercrombie & Fitch Co. (Class A shares)	259,625
2,600	CVS Corp.	109,252
16,300	Federated Department Stores, Inc.	800,330
20,500	Home Depot, Inc. (The)	721,600
160,200	J. C. Penney Co., Inc.	6,049,152
8,600	Kohl’s Corp.(a)	363,608
20,100	May Department Stores Co. (The)	552,549
251,300	Sears, Roebuck & Co.	9,489,088

		18,345,204

	Semiconductors & Semiconductor Equipment
5,600	Intersil Corp. (Class A shares)	121,296
1,400	Novellus Systems, Inc.(a)	44,016

		165,312

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Software—3.1%
280,500	Computer Associates International, Inc.	$7,870,830
10,000	Mercury Interactive Corp.(a)	498,300
44,100	Microsoft Corp.	1,259,496
62,300	Oracle Corp.(a)	743,239
2,700	Take-Two Interactive Software, Inc.(a)	82,728
14,800	VERITAS Software Corp.(a)	409,960

		10,864,553

	Specialty Retail—0.1%
5,800	GAP, Inc. (The)	140,650
1,100	Lowe’s Cos., Inc.	57,805
1,900	Ross Stores, Inc.	50,844

		249,299

	Supplier & Networking Equipment—0.2%
93,200	Lucent Technologies, Inc.(a)	352,296
33,400	Tellabs, Inc.(a)	291,916

		644,212

	Telecommunications Services—2.3%
18,820	AT&T Corp.	275,337
21,000	AT&T Wireless Services, Inc.(a)	300,720
31,200	BellSouth Corp.	818,064
8,000	Corning, Inc.(a)	104,480
98,400	SBC Communications, Inc.	2,386,200
111,400	Verizon Communications, Inc.	4,031,566

		7,916,367

	Textiles, Apparel & Luxury Goods—0.8%
62,700	Jones Apparel Group, Inc.	2,475,396
3,100	Nike, Inc. (Class B shares)	234,825

		2,710,221

	Thrifts & Mortgage Finance—2.6%
5,200	Astoria Financial Corp.	190,216
5,300	Doral Financial Corp.	182,850
64,800	Freddie Mac	4,101,840
124,700	Washington Mutual, Inc.	4,818,408

		9,293,314

	Tobacco—3.1%
218,700	Altria Group, Inc.	10,945,935

	Toys & Amusements—0.1%
23,700	Hasbro, Inc.	450,300

See Notes to Financial Statements

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Trading Companies & Distributors—0.1%
3,500	W.W. Grainger, Inc.	$201,250

	Wireless Telecommunication Services—0.2%
23,700	Nextel Communications, Inc. (Class A shares)(a)	631,842

	Total long-term investments (cost $276,342,220)	347,562,960

	SHORT-TERM INVESTMENT—1.0%

	Mutual Fund
3,656,799	Dryden Core Investment Fund—Taxable Money Market Series (cost $3,656,799; Note 3)	3,656,799

	Total Investments—99.9% (cost $279,999,019; Note 5)	351,219,759
	Other assets in excess of liabilities—0.1%	192,821

	Net Assets—100.0%	$351,412,580

(a)	Non-income producing security.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	19

Small Capitalization Growth Portfolio	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—95.5%

	Common Stocks

	Aerospace & Defense—0.5%
14,000	Engineered Support Systems, Inc.	$819,140

	Air Freight & Logistics—1.4%
40,164	Forward Air Corp.(a)	1,502,134
38,047	Vitran Corporation, Inc.(a)	625,873

		2,128,007

	Automobiles—1.3%
28,765	Monaco Coach Corp.	810,310
29,362	Winnebago Industries, Inc.	1,094,615

		1,904,925

	Banking & Finance—0.4%
24,720	PrivateBancorp, Inc.	678,811

	Biotechnology—2.2%
72,076	Connetics Corp.(a)	1,455,935
46,550	Discovery Laboratories, Inc.(a)	446,415
15,048	IDEXX Laboratories, Inc.(a)	947,121
91,000	Oscient Pharmaceuticals Corp.(a)	465,010

		3,314,481

	Business Services—1.4%
43,044	Digital Insight Corp.(a)	892,302
53,900	Lionbridge Technologies(a)	412,335
50,300	Marlin Business Services, Inc.(a)	756,009

		2,060,646

	Capital Markets—1.9%
25,070	Investors Financial Services Corp.	1,092,550
33,527	Jefferies Group, Inc.	1,036,655
17,477	Piper Jaffray Companies, Inc.(a)	790,485

		2,919,690

	Commercial Banks—1.7%
58,300	Nara Bancorp, Inc.	998,679
17,000	Southwest Bancorporation of Texas, Inc.	750,040
15,945	Wintrust Financial Corp.	805,382

		2,554,101

	Commercial Services & Supplies—3.8%
28,074	ChoicePoint, Inc.(a)	1,281,858
47,227	FTI Consulting, Inc.(a)	779,246
24,305	Hewitt Associates, Inc.(a)	668,388

See Notes to Financial Statements

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Commercial Services & Supplies (cont’d.)
90,600	Kforce, Inc.(a)	$855,264
19,870	Laureate Education, Inc.(a)	759,829
37,900	Navigant Consulting, Inc.(a)	812,576
68,700	TriPath Imaging, Inc.(a)	646,467

		5,803,628

	Communications Equipment—4.5%
84,933	Adaptec, Inc.(a)	718,533
57,565	Andrew Corp.(a)	1,151,876
18,600	Applied Signal Technology, Inc.	651,930
60,832	Avocent Corp.(a)	2,234,967
23,007	Black Box Corp.	1,087,311
14,779	Inter-Tel, Inc.	369,032
180,200	NTN Communications, Inc.(a)	565,828

		6,779,477

	Computer Services—0.6%
113,900	Citadel Security Software, Inc.(a)	350,812
31,430	eSpeed, Inc.(a)	554,740

		905,552

	Computers & Peripherals—1.4%
41,050	Dynamex, Inc.(a)	571,006
38,550	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	574,780
48,700	NetSolve, Inc.(a)	482,130
79,700	Synplicity, Inc.(a)	478,120

		2,106,036

	Construction & Engineering—0.9%
35,676	Jacobs Engineering Group, Inc.(a)	1,404,921

	Diversified Financial Services—2.5%
28,167	Affiliated Managers Group, Inc.(a)	1,418,772
43,730	Financial Federal Corp.(a)	1,541,919
18,607	Gabelli Asset Management, Inc. (Class A shares)	790,798

		3,751,489

	Diversified Telecommunication Services—1.3%
59,100	Carrier Access Corp.(a)	704,472
69,200	Ixia(a)	680,928
20,500	SafeNet, Inc.(a)	567,440

		1,952,840

	Drugs & Healthcare—0.2%
27,318	Enzon Pharmaceuticals, Inc.(a)	348,578

	Electronic Equipment & Instruments—4.8%
23,400	BEI Technologies, Inc.	662,454
69,375	Benchmark Electronics, Inc.(a)	2,018,813
15,650	Ceradyne, Inc.(a)	559,801

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	21

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Electronic Equipment & Instruments (cont’d.)
23,178	Global Imaging Systems, Inc.(a)	$849,705
11,564	Photon Dynamics, Inc.(a)	405,549
27,508	Rogers Corp.(a)	1,922,809
45,650	Sypris Solutions, Inc.	876,024

		7,295,155

	Energy Equipment & Services—4.0%
48,474	Cal Dive International, Inc.(a)	1,469,732
17,525	Cooper Cameron Corp.(a)	853,468
163,400	Grey Wolf, Inc.(a)	692,816
29,850	Hydril Co.(a)	940,275
30,700	Maverick Tube Corp.(a)	806,182
23,300	Patterson-UTI Energy, Inc.	778,453
21,587	Varco International, Inc.(a)	472,539

		6,013,465

	Food & Staples Retailing—0.4%
25,663	Performance Food Group Co.(a)	681,096

	Food Products—0.3%
50,387	SunOpta, Inc. (Canada)(a)	430,305

	Healthcare Equipment & Supplies—7.8%
15,200	Abaxis, Inc.(a)	288,496
26,778	Advanced Neuromodulation Systems, Inc.(a)	878,318
25,697	American Medical Systems Holdings, Inc.(a)	865,989
15,100	ArthroCare Corp.(a)	439,108
6,870	Beckman Coulter, Inc.	419,070
12,413	Biosite, Inc.(a)	557,592
30,400	Closure Medical Corp.(a)	763,344
12,471	Cyberonics, Inc.(a)	416,033
36,482	Edwards Lifesciences Corp.(a)	1,271,397
25,500	Endocardial Solutions, Inc.(a)	263,925
29,100	Hologic, Inc.(a)	676,575
14,000	I-Flow Corp.(a)	166,040
25,913	Inamed Corp.(a)	1,628,631
40,950	Intuitive Surgical, Inc.(a)	778,050
113,000	Orthovita, Inc.(a)	580,820
33,041	PSS World Medical, Inc.(a)	370,059
98,500	Spectranetics Corp. (The)(a)	551,600
113,350	ThermoGenesis Corp.(a)	536,146
45,468	Thoratec Corp.(a)	487,872

		11,939,065

	Healthcare Providers & Services—3.4%
29,800	America Service Group, Inc.(a)	1,035,550
5,547	AmSurg Corp. (Class A shares)(a)	139,396

See Notes to Financial Statements

22	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Healthcare Providers & Services (cont’d.)
36,400	Kindred Healthcare, Inc.(a)	$959,140
18,527	LifePoint Hospitals, Inc.(a)	689,575
13,961	NDCHealth Corp.	323,895
53,991	Priority Healthcare Corp. (Class B shares)(a)	1,239,094
38,400	Providence Service Corp. (The)(a)	721,536
1,650	WellCare Health Plans, Inc.(a)	28,050

		5,136,236

	Hotels, Restaurants & Leisure—1.9%
45,978	Alliance Gaming Corp.(a)	788,982
70,970	RARE Hospitality International, Inc.(a)	1,767,154
13,525	Ruby Tuesday, Inc.	371,261

		2,927,397

	Household Durables—0.7%
25,065	Toll Brothers, lnc.(a)	1,060,751

	Insurance—2.9%
38,166	American Medical Security Group, Inc.(a)	1,040,023
29,356	Infinity Property & Casualty Corp.	968,747
28,960	LabOne, Inc.(a)	920,349
21,050	ProAssurance Corp.(a)	718,016
31,050	Scottish Re Group, Ltd. (Bermuda)	721,913

		4,369,048

	Internet Software & Services—3.6%
27,800	FindWhat.com(a)	643,292
24,600	InfoSpace, Inc.(a)	935,784
12,900	Jupitermedia Corp.(a)	182,664
70,050	Keynote Systems, Inc.(a)	963,188
24,300	Shanda Interactive Entertainment Ltd. ADR (China)(a)	374,706
23,550	United Online, Inc.(a)	414,716
155,937	ValueVision Media, Inc. (Class A shares)(a)	2,030,299

		5,544,649

	IT Services—1.7%
111,751	Ciber, Inc.(a)	918,593
74,359	Keane, Inc.(a)	1,017,974
35,850	Radware Ltd.(a)	611,243

		2,547,810

	Leisure Equipment & Products—1.4%
151,050	Image Entertainment, Inc.(a)	543,780
50,500	K2, Inc.(a)	792,850
29,410	Multimedia Games, Inc.(a)	788,776

		2,125,406

	Machinery—0.5%
27,800	Wabash National Corp.(a)	765,890

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	23

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Media—5.8%
89,800	CNET Networks, Inc.(a)	$994,086
45,889	Cox Radio, Inc.(a)	797,551
79,800	Digitas, Inc.(a)	880,194
59,260	Emmis Communications Corp. (Class A shares)(a)	1,243,275
81,000	Entravision Communications Corp.(a)	622,080
17,030	Getty Images, Inc.(a)	1,021,800
67,267	Insight Communications Co., Inc.(a)	622,892
91,769	Mediacom Communications Corp.(a)	717,634
154,443	Valueclick Inc.(a)	1,850,227

		8,749,739

	Multiline Retail—0.9%
34,401	99 Cents Only Stores, Inc.(a)	524,615
39,294	Fred’s, Inc.	868,005

		1,392,620

	Office Equipment & Supplies—0.8%
60,000	Scientific Games Corp.(a)	1,148,400

	Oil & Gas—2.4%
11,016	Newfield Exploration Co.(a)	614,032
55,000	Oil States International, Inc.(a)	841,500
84,600	Superior Energy Services, Inc.(a)	850,230
25,350	Unit Corp.(a)	797,258
17,080	Western Gas Resoures, Inc.	554,758

		3,657,778

	Patent Owners & Lessors—0.4%
106,800	SRS Labs, Inc.(a)	586,225

	Pharmaceuticals—2.8%
28,650	Alexion Pharmaceuticals, Inc.(a)	532,890
15,350	Atherogenics, Inc.(a)	292,111
13,900	Atrix Laboratories, Inc.(a)	476,492
25,600	Bradley Pharmaceuticals, Inc.(a)	714,239
30,300	Cypress Bioscience, Inc.(a)	416,019
128,550	Durect Corp.(a)	448,640
18,300	Inveresk Research Group, Inc.(a)	564,372
17,600	North American Scientific, Inc.(a)	147,840
19,100	QLT, Inc. (Canada)(a)	382,382
19,200	Rigel Pharmaceuticals, Inc.(a)	272,832

		4,247,817

	Road & Rail—0.4%
22,850	Old Dominion Freight Line, Inc.(a)	673,618

See Notes to Financial Statements

24	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Semiconductors & Semiconductor Equipment—6.9%
24,900	Artisan Components, Inc.(a)	$642,420
56,300	Axcelis Technologies, Inc.(a)	700,372
10,600	FormFactor, Inc.(a)	237,970
135,336	Genus, Inc.(a)	462,849
55,738	Intersil Corp. (Class A shares)	1,207,285
127,647	Kopin Corp.(a)	652,276
37,700	Mykrolis Corp.(a)	656,734
54,650	O2Micro International, Ltd.(a)	930,690
23,100	Power Integrations, Inc.(a)	575,190
78,260	Semtech Corp.(a)	1,842,240
24,500	Sigmatel, Inc.(a)	711,970
47,000	Silicon Image, Inc.(a)	617,110
32,800	Trident Microsystems, Inc.(a)	367,688
6,900	Varian Semiconductor Equipment Associates, Inc.(a)	266,064
37,850	Zoran Corp.(a)	694,548

		10,565,406

	Software—8.6%
28,716	Altiris, Inc.(a)	792,849
44,650	Catapult Communications Corp.(a)	1,026,950
51,292	Embarcadero Technologies, Inc.(a)	633,969
27,766	Factset Research Systems, Inc.	1,312,498
54,383	Fair Isaac Corp.	1,815,304
32,994	Hyperion Solutions Corp.(a)	1,442,497
129,039	Informatica Corp.(a)	984,568
32,259	Jack Henry & Associates, Inc.	648,406
23,629	Kronos Inc.(a)	973,515
138,709	Logicvision, Inc.(a)	388,385
18,853	Macrovision Corp.(a)	471,891
38,800	Merge Technologies, Inc.(a)	567,644
32,100	Open Solutions, Inc.(a)	801,858
3,200	Salesforce.com, Inc.(a)	51,424
37,393	Serena Software, Inc.(a)	713,832
125,700	Tumbleweed Communications Corp.(a)	535,482

		13,161,072

	Specialty Retail—5.5%
36,350	Aaron Rents, Inc. (Class B shares)	1,204,638
95,900	Casual Male Retail Group, Inc.(a)	700,070
39,800	Charlotte Russe Holding, Inc.(a)	850,924
19,850	Cost Plus, Inc.(a)	644,133
2,150	Design Within Reach, Inc.(a)	35,325
67,300	Ezcorp, Inc.(a)	667,616
14,650	Guitar Center, Inc.(a)	651,486
20,200	Jos. A. Bank Clothiers, Inc.(a)	634,078
36,650	Linens ‘n Things, Inc.(a)	1,074,211
18,250	Peet’s Coffee & Tea, Inc.(a)	456,068
20,200	TBC Corp.(a)	480,760
21,665	Tractor Supply Co.(a)	906,030

		8,305,339

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	25

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Textiles, Apparel & Luxury Goods—1.2%
76,665	Ashworth, Inc.(a)	$637,086
12,720	Oxford Industries, Inc.	554,083
28,800	Warnaco Group, Inc. (The)(a)	612,576

		1,803,745

	Thrifts & Mortgage Finance—0.4%
26,900	Saxon Capital, Inc.(a)	614,127

	Total long-term investments (cost $131,420,773)	145,174,481

	SHORT-TERM INVESTMENT—4.9%

	Mutual Fund
7,416,755	Dryden Core Investment Fund—Taxable Money Market Series (cost $7,416,755; Note 3)	7,416,755

	Total Investments—100.4% (cost $138,837,528; Note 5)	152,591,236
	Liabilities in excess of other assets—(0.4%)	(658,042)

	Net Assets—100%	$151,933,194

(a)	Non-income producing security.

ADR—American Depositary Receipt.

See Notes to Financial Statements

26	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2004 (Unaudited)	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—95.5%

	Common Stocks

	Aerospace/Defense—1.7%
21,400	Curtiss-Wright Corp.	$1,202,466
43,050	Moog, Inc. (Class A shares)(a)	1,597,586
20,400	Precision Castparts Corp.	1,115,676

		3,915,728

	Airlines—0.4%
56,000	SkyWest, Inc.	974,960

	Auto Related—2.7%
43,600	ArvinMeritor, Inc.	853,252
90,800	CSK Auto Corp.(a)	1,556,312
33,100	Snap-On, Inc.	1,110,505
37,800	United Auto Group, Inc.	1,158,570
36,600	Winnebago Industries, Inc.	1,364,448

		6,043,087

	Banks—4.5%
34,100	BancorpSouth, Inc.	768,273
96,800	BankUnited Financial Corp. (Class A shares)(a)	2,497,440
28,400	Chittenden Corp.	998,260
15,500	Commerce Bancorp, Inc.	852,655
31,100	Commercial Federal Corp.	842,810
44,000	Fremont General Corp.	776,600
21,200	Hibernia Corp. (Class A shares)	515,160
46,725	Old National Bancorp / IN	1,160,182
35,000	Susquehanna Bancshares, Inc.	880,600
32,340	Washington Federal, Inc.	776,160

		10,068,140

	Beverages—1.0%
14,200	Adolph Coors Co.	1,027,228
52,200	PepsiAmericas, Inc.	1,108,728

		2,135,956

	Building Products—0.4%
49,900	Lennox International, Inc.	903,190

	Business Services—3.9%
151,200	Administaff, Inc.(a)	2,509,920
142,000	Allied Waste Industries, Inc.(a)	1,871,560
20,800	Banta Corp.	923,728
31,000	Harland John H. Co.	909,850
44,600	Kelly Services, Inc. (Class A shares)	1,329,080

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	27

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Business Services (cont’d.)
43,000	Republic Services, Inc.	$1,244,420

		8,788,558

	Chemicals—2.8%
29,000	Lubrizol Corp. (The)	1,061,980
81,400	Methanex Corp.	1,076,189
5,500	RPM International, Inc.	83,600
30,700	Scotts Co. (The) (Class A shares)(a)	1,961,116
50,000	Sensient Technologies Corp.	1,074,000
19,200	Valspar Corp. (The)	967,488

		6,224,373

	Computers & Peripherals—0.4%
22,300	Imation Corp.	950,203

	Construction & Engineering—0.2%
17,900	Chicago Bridge & Iron Co. (Netherlands)	498,515

	Containers & Packaging—0.4%
53,000	Rock-Tenn Co. (Class A shares)	898,350

	Cosmetics & Toiletries—0.9%
72,700	Chattem, Inc.(a)	2,098,849

	Diversified Financial Services—0.4%
35,400	GATX Corp.	962,880

	Drugs & Healthcare—10.4%
32,800	Arrow International, Inc.	981,376
35,325	Barr Pharmaceuticals, Inc.(a)	1,190,453
79,300	Cooper Companies, Inc. (The)	5,009,380
70,400	Covance, Inc.(a)	2,716,032
91,050	K-V Pharmaceutical Co. (Class B shares)(a)	2,299,013
38,500	Lincare Holdings, Inc.(a)	1,265,110
59,200	NDCHealth Corp.	1,373,440
54,400	Pediatrix Medical Group, Inc.(a)	3,799,839
85,800	Pharmaceutical Product Development, Inc.(a)	2,725,866
84,700	Serologicals Corp.(a)	1,693,153

		23,053,662

	Electric Utilities—1.8%
46,700	Cleco Corp.	839,666
117,900	PNM Resources, Inc.	2,448,783
41,400	Westar Energy, Inc.	824,274

		4,112,723

See Notes to Financial Statements

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Electrical Equipment—0.4%
36,900	Acuity Brands, Inc.	$996,300

	Electronics—2.6%
77,600	FLIR Systems, Inc.(a)	4,260,240
177,600	Sanmina-SCI Corp.(a)	1,616,160

		5,876,400

	Financial Services—5.0%
154,700	AmeriCredit Corp.(a)	3,021,290
36,200	Eaton Vance Corp.	1,383,202
39,800	Global Payments, Inc.	1,791,796
74,600	Jefferies, Group, Inc.	2,306,632
61,050	Raymond James Financial, Inc.	1,614,773
7,600	Student Loan Corp. (The)	1,037,400

		11,155,093

	Food & Staples Retailing—1.0%
52,700	Casey’s General Stores, Inc.	964,410
11,800	Longs Drug Stores Corp.	281,666
48,700	Ruddick Corp.	1,093,315

		2,339,391

	Food Products—1.2%
23,600	Corn Products International, Inc.	1,098,580
32,400	Fresh Del Monte Produce, Inc.	818,748
19,100	Lancaster Colony Corp.	795,324

		2,712,652

	Gas & Pipeline Utilities—3.6%
38,400	Atmos Energy Corp.	983,040
44,200	Cascade Natural Gas Corp.	975,494
26,200	Northwest Natural Gas Co.	799,100
62,300	ONEOK, Inc.	1,369,977
25,000	Peoples Energy Corp.	1,053,750
25,100	UGI Corp.	805,710
39,400	Vectren Corp.	988,546
34,000	WGL Holdings, Inc.	976,480

		7,952,097

	Health Care Equipment & Supplies—0.4%
19,800	Invacare Corp.	885,456

	Health Care Providers & Services—1.3%
41,600	Accredo Health, Inc.(a)	1,620,320
91,000	Select Medical Corp.	1,221,220

		2,841,540

	Home Builder—1.6%
101,200	Hovnanian Enterprises, Inc. (Class A shares)(a)	3,512,652

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	29

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Hotels, Restaurants & Leisure—2.4%
27,700	Bob Evans Farms, Inc.	$758,426
42,500	Brinker International, Inc.(a)	1,450,100
53,200	Intrawest Corp. (Canada)	848,540
35,500	Landry’s Restaurants, Inc.	1,061,095
52,950	Sonic Corp.(a)	1,204,613

		5,322,774

	Household Durables—2.1%
13,750	M.D.C. Holdings, Inc.	874,638
22,600	M/I Homes Inc.	917,560
38,000	Maytag Corp.	931,380
25,100	Meritage Corp.(a)	1,726,880
18,300	Russ Berrie & Co., Inc.	355,569

		4,806,027

	Industrial Conglomerates—0.4%
17,300	Teleflex, Inc.	867,595

	Insurance—4.8%
33,900	American Financial Group, Inc.	1,036,323
22,000	AmerUs Group Co.	910,800
39,500	Commerce Group, Inc. (The)	1,950,115
51,450	Delphi Financial Group, Inc. (Class A shares)	2,289,525
16,900	LandAmerica Financial Group, Inc.	657,917
50,500	Philadelphia Consolidated Holding Corp.(a)	3,033,535
23,000	Protective Life Corp.	889,410

		10,767,625

	Leisure Related—1.8%
50,000	Callaway Golf Co.	567,000
41,700	CEC Entertainment, Inc.(a)	1,230,567
74,900	WMS Industries, Inc.(a)	2,232,020

		4,029,587

	Machinery—3.5%
29,800	Albany International Corp. (Class A shares)	1,000,088
18,000	Barnes Group, Inc.	521,640
31,200	Crane Co.	979,368
19,900	Harsco Corp.	935,300
33,000	Lincoln Electric Holdings, Inc.	1,124,970
37,000	Regal-Beloit Corp.	823,620
20,000	Tecumseh Products Co. (Class A shares)	823,800
34,100	Valmont Industries, Inc.	780,890
20,700	York International Corp.	850,149

		7,839,825

See Notes to Financial Statements

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Marine—0.4%
25,800	Alexander & Baldwin, Inc.	$863,010

	Medical & Dental Supplies—0.5%
41,500	Owens & Minor, Inc.	1,074,850

	Metals & Mining—1.9%
70,300	Agnico-Eagle Mines Ltd. (Canada)	928,663
30,600	Arch Coal, Inc.	1,119,654
29,400	Goldcorp, Inc. (Canada)	343,098
45,000	Massey Energy Co.	1,269,450
11,400	Quanex Corp.	555,180

		4,216,045

	Multi-Utilities & Unregulated Power—0.4%
40,200	National Fuel Gas Co.	1,005,000

	Multimedia—4.9%
44,900	Handleman Co.	1,039,884
75,000	Harman International Industries, Inc.	6,825,000
41,700	Scholastic Corp.(a)	1,248,915
172,500	Sinclair Broadcast Group, Inc. (Class A shares)	1,771,575

		10,885,374

	Oil & Gas—2.0%
43,097	Kerr-McGee Corp.	2,317,326
76,400	Range Resources Corp.	1,115,440
31,000	Western Gas Resoures, Inc.	1,006,880

		4,439,646

	Oil & Gas Exploration/Production—6.8%
92,100	Cabot Oil & Gas Corp.	3,895,829
132,800	Chesapeake Energy Corp.	1,954,816
25,000	Energen Corp.	1,199,750
45,400	Frontline Ltd.	1,566,754
27,000	Nicor, Inc.	917,190
30,000	St. Mary Land & Exploration Co.	1,069,500
59,100	Swift Energy Co.(a)	1,303,746
28,000	Teekay Shipping Corp.	1,046,640
40,000	Tidewater, Inc.	1,192,000
60,000	Vintage Petroleum, Inc.	1,018,200

		15,164,425

	Paper & Forest Products—0.4%
24,000	Potlatch Corp.	999,360

	Pharmaceuticals—0.7%
103,564	Nabi Biopharmaceuticals(a)	1,472,680

	Real Estate Investment Trusts—4.3%
47,400	Annaly Mortgage Management, Inc.	803,904
41,000	Entertainment Properties Trust	1,465,340

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	31

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Real Estate Investment Trusts (cont’d.)
51,700	Equity One, Inc.	$934,736
23,900	First Industrial Realty Trust, Inc.	881,432
23,400	Healthcare Realty Trust, Inc.	877,032
82,500	HRPT Properties Trust	825,825
46,800	Nationwide Health Properties, Inc.	884,520
32,900	New Plan Excel Realty Trust	768,544
21,400	Shurgard Storage Centers, Inc.	800,360
30,500	SL Green Realty Corp.	1,427,400

		9,669,093

	Retail Apparel—0.8%
23,300	Brown Shoe Co., Inc.	953,669
39,000	Burlington Coat Factory Warehouse Corp.	752,700

		1,706,369

	Road & Rail—0.9%
36,100	Arkansas Best Corp.	1,188,412
22,900	USF Corp.	804,477

		1,992,889

	Specialty Retail—0.9%
42,400	Borders Group, Inc.	993,856
48,500	Movie Gallery, Inc.	948,175

		1,942,031

	Telecommunications—2.1%
315,500	American Tower Corp. (Class A shares)(a)	4,795,600

	Textiles & Apparel—1.7%
22,100	Kellwood Co.	962,455
97,600	Phillips-Van Heusen Corp.	1,878,800
47,900	Russell Corp.	860,284

		3,701,539

	Thrifts & Mortgage Finance—1.1%
51,300	Accredited Home Lenders Holding Co.(a)	1,444,095
30,000	Astoria Financial Corp.	1,097,400

		2,541,495

	Tobacco—0.8%
37,000	Loews Corp.—Carolina Group	908,350
17,900	Universal Corp.	911,826

		1,820,176

See Notes to Financial Statements

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Trading Companies & Distributors—0.9%
69,000	Watsco, Inc.	$1,936,830

	Total long-term investments (cost $161,887,260)	213,760,600

	SHORT-TERM INVESTMENT—5.1%

	Mutual Fund
11,348,948	Dryden Core Investment Fund—Taxable Money Market Series (cost $11,348,948; Note 3)	11,348,948

	Total Investments—100.6% (cost $173,236,208; Note 5)	225,109,548
	Liabilities in excess of other assets—(0.6%)	(1,234,154)

	Net Assets—100%	$223,875,394

(a)	Non-income producing security.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	33

International Equity Portfolio	Portfolio of Investments June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—96.7%

	Common Stocks—96.1%

	Finland—4.3%
485,900	Nokia OYJ	$7,011,271
162,900	Stora Enso Oyj (Class R shares)	2,209,841

		9,221,112

	France—11.2%
50,400	Aventis SA	3,804,850
24,220	BNP Paribas SA	1,489,568
60,400	Carrefour SA	2,930,605
185,727	Credit Agricole SA	4,519,290
48,500	Lagardere SCA	3,030,033
33,800	Sanofi-Synthelabo SA	2,142,494
30,285	Total SA	5,773,800

		23,690,640

	Germany—9.2%
64,800	BASF AG	3,472,850
106,100	Deutsche Telekom AG(a)	1,865,299
60,900	E.ON AG	4,386,359
44,300	Muenchener Rueckversicherungs-Gesellschaft AG	4,813,050
40,700	Schering AG	2,401,604
34,100	Siemens AG	2,453,999

		19,393,161

	Hong Kong—1.0%
378,500	CLP Holdings Ltd.	2,072,098

	Ireland—4.2%
171,326	Allied Irish Banks PLC	2,653,486
264,700	Bank of Ireland	3,533,162
131,751	CRH PLC	2,783,042

		8,969,690

	Italy—2.6%
238,200	ENI-Entre Nazionale Idrocarburi SpA	4,729,629
395,500	Terna SpA	856,508

		5,586,137

	Japan—16.4%
28,530	Acom Co., Ltd.	1,853,803
40,700	Canon, Inc.	2,144,755
386	East Japan Railway Co.	2,164,982
47,000	Fanuc, Ltd.	2,804,106
221,000	Mitsubishi Estate Co., Ltd.	2,742,373

See Notes to Financial Statements

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Japan (cont’d.)
37,000	NEC Electronics Corp.	$2,271,915
406,100	Nissan Motor Co., Ltd.	4,514,497
263,000	Nomura Holdings, Inc.	3,892,636
1,017	NTT DoCoMo, Inc.	1,817,486
54,100	Shin-Etsu Chemical Co., Ltd.	1,933,648
334,000	Sumitomo Trust & Banking Co., Ltd.	2,378,390
83,300	Takeda Chemical Industries, Ltd.	3,656,757
683,000	Tokyo Gas Co., Ltd.	2,422,407

		34,597,755

	Netherlands—10.0%
57,500	Akzo Nobel NV	2,114,809
74,936	Heineken NV	2,462,523
417,000	Koninklijke KPN NV	3,175,964
193,819	Philips Electronics NV	5,218,467
157,600	Royal Dutch Petroleum Co.	8,087,754

		21,059,517

	Norway—1.0%
128,500	DNB NOR ASA	876,874
107,600	Statoil ASA	1,366,053

		2,242,927

	Singapore—1.2%
354,850	Overseas-Chinese Banking Corp., Ltd.	2,492,778

	Spain—1.8%
101,800	Altadis SA	3,145,913
13,100	Antena 3 de Television SA(a)	693,307

		3,839,220

	Switzerland—6.1%
79,300	Compagnie Financiere Richemont AG	2,070,513
147,000	Credit Suisse Group	5,223,171
55,000	Swiss Reinsurance(a)	3,572,541
27,700	UBS AG(a)	1,951,872

		12,818,097

	United Kingdom—27.1%
618,400	Barclays PLC	5,268,097
352,800	BP PLC	3,115,839
256,612	Cadbury Schweppes PLC	2,213,978
263,099	Diageo PLC	3,547,461
376,400	GlaxoSmithKline PLC	7,617,830
488,548	HSBC Holdings PLC(a)	7,265,049
69,860	Imperial Tobacco Group PLC	1,505,090
220,640	Kesa Electricals PLC	1,157,378
399,500	Prudential PLC	3,437,720
592,500	Rentokil Initial PLC	1,552,650

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	35

International Equity Portfolio (cont’d)	Portfolio of Investments June 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	United Kingdom (cont’d.)
133,500	Rio Tinto PLC	$3,210,275
201,200	Royal Bank of Scotland Group PLC	5,794,233
82,000	Smiths Group PLC	1,110,098
269,700	Unilever PLC	2,646,036
3,614,700	Vodafone Group PLC	7,915,473

		57,357,207

	Total common stocks (cost $177,684,555)	203,340,339

	Preferred Stock—0.6%

	Germany
1,780	Porsche AG (cost $839,859)	1,196,513

	Total long-term investments (cost $178,524,414)	204,536,852

Principal Amount (000)	SHORT-TERM INVESTMENT—1.9%

	U.S. Government Obligations
	U.S. Treasury Bills
$4,010	Various, 7/22/04(b)(c) (cost $4,007,740)	4,007,688

	Total Investments—98.6% (cost $182,532,154; Note 5)	208,544,540
	Other assets in excess of liabilities—1.4%	2,980,661

	Net Assets—100%	$211,525,201

(a)	Non-income producing security
(b)	Rate quoted represents yield-to-maturity as of purchase date
(c)	Purchased at various dates. Yields range from 0.90% to 1.04%.

See Notes to Financial Statements

36	THE TARGET PORTFOLIO TRUST

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2004 were as follows:

Banks	20.1%
Energy Integrated	10.9
Drugs	9.3
Telecommunications	7.0
Insurance	5.6
Producer Manufacturing	5.5
Alcohol & Tobacco	5.0
Chemicals	3.6
Utilities—Electric	3.5
Technology Hardware	3.3
Financial Services	3.1
Automotive	2.7
Food & Beverage	2.3
Components & Semiconductors	2.1
U. S. Government Obligations	1.9
Retail & Apparel	1.9
Leisure & Entertainment	1.8
Metals	1.5
Real Estate	1.3
Housing	1.3
Utilities—Gas	1.2
Other Consumer Discretionary	1.0
Paper	1.0
Rail	1.0
Commercial Services	0.7

98.6
Other assets in excess of liabilities	1.4

100.0%

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	37

International Bond Portfolio	Portfolio of Investments June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—93.4%

		Denmark—0.5%
		Danish Gov’t. Bond,
DKK	1,100	6.00%, 11/15/11	$200,239

		Eurobonds—60.5%
		Allied Irish Banks PLC,
EUR	30	7.50%, 2/28/11(b)	42,316
		Arena BV, Series 2003-I, Class A2,
	500	4.30%, 5/19/11(c)	609,956
		Argo Mortgage Ser. L, Series 1, Class A,
	338	2.324%, 10/28/36(c)	412,375
		Atlantes Mortgage PLC, Series 1, Class A,
	267	2.321%, 1/17/36(c)	325,013
		Austrian Gov’t. Bonds,
	511	7.25%, 5/3/07	688,418
	560	4.00%, 7/15/09	691,846
		Bayerische Hypo-und Vereinsbank AG,
	400	4.75%, 9/19/07	507,075
		Belgian Gov’t. Bond,
	740	5.50%, 3/28/28	971,627
		Chase CCMT, Series 1998-4, Class A,
	300	5.00%, 8/15/08	381,419
		Chester Asset Receivables,
	500	6.125%, 10/15/10	673,719
		Citibank Credit Card Issuance Trust, Series 2001-A4
	650	5.375%, 4/11/11	845,784
		Credit Suisse Group Capital Guernsey V Ltd.,
	80	6.905%, 11/7/11(b)	109,129
		DePfa Deutsche Pfandbriefbank AG,
	200	5.00%, 2/3/05	247,211
		Deutsche Genossenschaft Hypothekebank,
	300	5.75%, 1/22/07	388,263
		Deutsche Telekom International Finance BV,
	70	7.50%, 1/24/33	101,773
		Dutch MBS BV, Series-X, Class A,
	500	2.238%, 4/2/10(c)	611,731
		Finnish Gov’t. Bonds,
	1,590	2.75%, 7/4/06	1,934,715
	1,450	5.375%, 7/4/13	1,908,468
	2,010	4.25%, 7/4/15	2,399,355
		French Gov’t. Bonds,
	1,290	4.50%, 7/12/06	1,624,225
	1,070	5.75%, 10/25/32	1,459,681

See Notes to Financial Statements

38	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

		Eurobonds (cont’d.)
		German Gov’t. Bond,
EUR	1,460	4.50%, 8/17/07	$1,845,677
		Goldman Sachs Group, Inc. (The),
	80	5.125%, 4/24/13	99,279
		Hilton Group Finance PLC,
	60	6.50%, 7/17/09	79,808
		HSBC Capital Funding L.P.,
	30	8.03%, 6/30/12(b)	43,985
		Inter-American Development Bank,
	900	5.50%, 3/30/10	1,188,100
		Italy Buoni Poliennali de Tesoro,
	120	5.75%, 2/1/33	160,847
		Linde Finance BV,
	60	6.00%, 7/3/13(b)	75,912
		MBNA Credit Card Master Trust,
		Series 2002-A2, Class A,
	550	5.60%, 7/17/14	719,745
		Mizuho Finance Group Cayman Ltd.,
	100	4.75%, 4/15/14(b)	122,078
		Netherlands Gov’t. Bonds,
	1,100	3.75%, 7/15/09	1,345,642
	400	7.50%, 1/15/23	649,167
		Permanent Financing PLC,
	500	5.10%, 6/11/07	636,611
		RBS Capital Trust II, Class A,
	50	6.467%, 6/30/12(b)	66,818
		Royal Bank of Scotland PLC (The),
	40	6.125%, 2/5/13	53,632
		SLM Student Loan Trust (The),
	250	3.80%, 6/17/10	299,372
		Spanish Gov’t. Bond,
	1,400	5.15%, 7/30/09	1,821,295
		Tyco International Group S.A.,
	150	4.375%, 11/19/04	183,410
		Zurich Finance (USA), Inc.,
	100	5.75%, 10/2/13(c)	126,016

			26,451,493

		Japan—15.2%
		Japanese Gov’t. Bonds,
JPY	246,000	0.60%, 9/20/08	2,248,552
	187,000	0.60%, 3/20/09	1,700,599
	9,000	1.50%, 12/20/11	82,975
	70,000	1.50%, 3/20/12	643,550
	219,000	1.20%, 9/20/12	1,954,673

			6,630,349

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	39

International Bond Portfolio (cont’d)	Portfolio of Investments June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

		New Zealand—11.6%
		New Zealand Gov’t. Bonds,
NZD	2,600	8.00%, 11/15/06	$1,721,746
	5,120	7.00%, 7/15/09	3,358,934

			5,080,680

		Sweden—1.0%
		Swedish Gov’t. Bonds,
SEK	3,250	5.00%, 1/28/09	448,954

		United Kingdom—4.4%
		European Investment Bank,
GBP	5	7.625%, 12/7/06	9,533
		United Kingdom Treasury Stocks,
	390	4.25%, 6/7/32	646,299
	700	4.75%, 12/7/38	1,270,084

			1,925,916

		United States—0.2%
		France Telecom S.A.,
USD	70	9.50%, 3/1/31	87,851

		Total long-term investments (cost US$39,348,016)	40,825,482

		SHORT-TERM INVESTMENTS—5.4%

		United States Government Obligations—0.7%
		United States Treasury Bills,
	150	1.00%, 7/8/04(a)(d)	149,970
	150	1.69%, 12/23/04(a)(d)	148,778

			298,748

Shares

		Mutual Fund—4.7%
	2,051,420	Dryden Core Investment Fund—Taxable Money Market Series (Note 3)	2,051,420

		Total short-term investments (cost US$2,350,166)	2,350,168

		Total Investments—98.8% (cost US$41,698,182; Note 5)	43,175,650
		Other assets in excess of liabilities—1.2%	517,947

		Net Assets—100%	$43,693,597

See Notes to Financial Statements

40	THE TARGET PORTFOLIO TRUST

Portfolio securities are classified according to the securities currency denomination.

DKK—Danish Krone.

EUR—Euro.

GBP—British Pound.

JPY—Japanese Yen.

NZD—New Zealand Dollar.

SEK—Swedish Krona.

USD—United States Dollar.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable Rate instruments without fixed maturity date. Maturity date shown is the next callable date for the instrument.
(c)	Variable Rate instruments. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Segregated as collateral for financial futures contracts.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2004 were as follows:

Foreign Government Securities	72.8%
Collaterized Mortgage Loan Securities	10.9
Collaterized Creditcards	6.2
Mutual Fund	4.7
Banking	1.3
Collaterized Student Loan Obligations	0.7
U.S. Government Obligations	0.7
Telecommunications Wirelines	0.4
Industrial Conglomerates	0.4
Insurance	0.3
Gaming	0.2
Chemicals	0.2

98.8
Other assets in excess of liabilities	1.2

100.0%

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	41

Total Return Bond Portfolio	Portfolio of Investments As of June 30, 2004 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—69.9%

		Corporate Bonds—8.7%

		Airlines—0.3%
		Embarcadero Aircraft Securitization Trust, Class A-1,
B3	$100	1.72%, 8/15/25(b)	$43,760
		United Airlines, Inc., Equipment Trust,
NR	1,000	10.85%, 2/19/15(d)	390,000

			433,760

		Automotive—1.0%
		DaimlerChrysler NA Holding Corp., Gtd. Notes,
A3	1,700	7.40%, 1/20/05	1,746,021

		Financial Services—3.3%
		Citigroup, Inc., Notes
Aa1	JPY7,000	1.28%, 12/28/04	64,491
		Ford Motor Credit Co., Notes,
A3	400	6.70%, 7/16/04	400,870
A3	1,700	7.50%, 3/15/05	1,756,626
		General Motors Acceptance Corp., Notes,
A3	100	5.25%, 5/16/05, MTN	102,239
A3	1,500	6.875%, 9/15/11	1,537,946
		PEMEX Project Funding Master Trust, Gtd. Notes,
Baa1	500	8.00%, 11/15/11	538,750
Baa1	250	9.125%, 10/13/10	286,250
		PP&L Capital Funding, Inc.,
		Gtd. Notes,
Ba1	200	7.29%, 5/18/06	209,978
		Sr. Notes,
Baa3	600	7.75%, 4/15/05	621,844

			5,518,994

		Insurance—0.9%
		AIG Sunamerica, Sec’d., MTN, (Cayman Islands),
Aaa	JPY170,000	1.20%, 1/26/05	1,566,557

		Telecommunications—1.4%
		AT&T Corp., Sr. Notes,
Baa2	300	8.05%, 11/15/11	308,017
		Qwest Corp., Debs.,
Ba3	250	7.50%, 6/15/23	220,625
		SBC Communications, Inc., Notes,
A1	1,700	4.21%, 6/5/05	1,726,333

			2,254,975

See Notes to Financial Statements

42	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Utilities—Gas and Electric—1.8%
		CenterPoint Energy Resources Corp., Notes,
Ba1	$400	8.125%, 7/15/05	$420,161
		El Paso Corp., Sr. Notes, MTN,
Caa1	750	7.75%, 1/15/32	601,875
Caa1	500	7.80%, 8/1/31	401,250
		Entergy Gulf States, First Mtge.,
Baa3	800	2.43%, 6/18/07(b)	801,640
		Pacific Gas & Electric Co., First Mtge.,
Baa2	800	1.81%, 4/3/06(b)	800,482

			3,025,408

		Total corporate bonds (cost $15,520,432)	14,545,715

		U.S. Government Agency Mortgage-Backed Securities—18.9%
		Federal Home Loan Mortgage Corp.,
	117	3.55%, 1/1/24(b)	120,345
	163	5.50%, 4/1/29 - 6/1/29	163,274
	198	6.00%, 9/1/22	204,116
	153	7.50%, 9/1/16 - 7/1/17	165,230
	2	9.25%, 1/1/10	1,778
		Federal National Mortgage Association,
	309	2.75%, 1/1/20(b)	313,765
	210	3.97%, 5/1/36(b)	215,491
	647	4.50%, 8/1/33	606,297
	2,100	5.00%, 1/1/19 - 7/1/34	2,031,708
	239	6.00%, 11/1/16 - 1/1/23	246,650
	534	6.50%, 4/1/21 - 9/1/21	559,407
		Government National Mortgage Association,
	301	3.375%, 2/20/17 - 2/20/26(b)	298,830
	160	4.00%, 11/20/29(b)	162,373
	65	4.375%, 6/20/23(b)	66,571
	265	4.625%, 10/20/26 - 10/20/27(b)	271,927
	210	4.75%, 7/20/22 - 7/20/27(b)	213,812
	26,500	5.00%, 7/1/34	25,671,874
	279	8.50%, 6/15/30 - 8/20/30	304,919

		Total U.S. Government agency mortgage-backed securities (cost $31,059,819)	31,618,367

		Foreign Corporate Bonds—0.8%
		Alcan, Inc., Debs.,
Baa1	800	1.62%, 12/8/04(b)	799,921
		European Investment Bank, Notes, MTN,
Aaa	JPY58,000	0.88%, 11/8/04	533,077

		Total foreign corporate bonds (cost $1,351,217)	1,332,998

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	43

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Collateralized Mortgage Obligations—1.8%
		American Housing Trust 1, Series 1-5, Class A,
Aaa	$5	8.625%, 8/25/18	$4,670
		Bear Stearns ARM Trust, Series 2001-9,
Aaa	253	5.64%, 2/25/33(b)	253,920
		Federal Home Loan Mortgage Corp.,
Aaa	13	1.37%, 9/15/26(b)	13,062
Aaa	721	5.00%, 9/15/16	734,462
Aaa	1,314	8.00%, 9/15/29	1,430,387
		Indymac ARM Trust, Series 2001, Class A,
Aaa	38	6.41%, 1/25/32(b)	38,147
		Residential Asset Securitization Trust, Series 1999-A6, Class NB,
AAA(c)	12	6.50%, 9/25/14	12,239
		Residential Funding Mortgage Securities I, Inc., Series 2003-S9, Class A1,
Aaa	231	6.50%, 3/25/32	234,353
		Structured Asset Securities Corp., Series 2003-S1, Class A1,
Aaa	259	1.46%, 8/25/33(b)	259,240
		Washington Mutual Mortgage Loan, Trust 2001, Class A,
Aaa	67	3.57%, 1/25/41(b)	67,337

		Total collateralized mortgage obligations (cost $2,913,149)	3,047,817

		Municipals—4.2%
		Du Page County Illinois, Limited Tax,
Aaa	500	5.00%, 1/1/31	490,625
		Georgia State Road & Thruway Authority Rev., Governors Transportation Choices,
Aaa	500	5.00%, 3/1/21	512,125
		Golden State Tob. Securitization Corp., California State Tob. Settlement, Rev., Series 2003, Class A-1,
Baa3	500	6.25%, 6/1/33	450,255
Baa3	400	6.75%, 6/1/39	359,372
		Massachusetts State Water Resources Authority, Series J,
Aaa	750	5.00%, 8/1/32	733,523
		Minnesota State Rev.,
Aa1	600	5.00%, 8/1/13	652,116
		New York City Trust Cultural Resources, Museum of Modern Art, Series 2001, Class D,
Aaa	1,500	5.125%, 7/1/31	1,500,000
		South Carolina State Highway, Series B,
Aaa	1,100	5.00%, 4/1/17	1,154,681
		Tobacco Settlement Financing Corp., New Jersey State,
Baa3	800	6.00%, 6/1/37	649,848
Baa3	500	6.375%, 6/1/32	447,805

		Total municipals (cost $6,921,433)	6,950,350

See Notes to Financial Statements

44	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		U.S. Government Securities—27.5%
		United States Treasury Bonds,
	$3,975	7.50%, 11/15/16	$4,900,273
	60	8.125%, 8/15/19	78,581
		United States Treasury Notes,
	8,300	1.625%, 4/30/05	8,276,660
	800	3.875%, 5/15/09	802,687
	10,600	4.875%, 2/15/12	10,947,806
	13,800	5.00%, 8/15/11	14,406,441
		United States Treasury Notes,TIPS,
	3,653	2.00%, 1/15/14	3,631,802
	533	3.375%, 1/15/07	570,493
		United States Treasury Strips,P/O,
	500	Zero Coupon, 11/15/16	261,758
	2,400	Zero Coupon, 5/15/20	1,000,385
	2,500	Zero Coupon, 2/15/22	933,338

		Total U.S. Government securities (cost $46,188,847)	45,810,224

		Foreign Government Securities—8.0%
		Federal Republic of Brazil,
B2	96	2.06%, 4/15/06(b)	94,560
B2	47	2.125%, 4/15/12(b)	39,353
B2	1,407	8.00%, 4/15/14	1,284,185
B2	950	11.00%, 8/17/40	895,375
		Federal Republic of Germany,
Aaa	EUR1,800	3.75%, 1/4/09	2,212,686
Aaa	EUR900	5.25%, 7/4/10	1,177,426
Aaa	EUR1,000	6.50%, 10/14/05	1,277,518
		Italy Government Bond,
Aa2	JPY19,000	5.00%, 12/15/04	177,976
		Republic of Panama,
Ba1	300	8.875%, 9/30/27	291,000
BB(c)	450	9.375%, 7/23/12	495,855
		Republic of Peru,
Ba3	500	9.125%, 1/15/08	542,500
		Russian Government Bond,
Baa3	900	5.00% (until 3/31/07), 7.50%, 3/31/30(b)	821,700
		United Kingdom Treasury,
Aaa	GBP1,900	5.00%, 9/7/14	3,384,661
		United Mexican States,MTN,
Baa2	700	5.875%, 1/15/14	672,700

		Total foreign government securities (cost $12,920,819)	13,367,495

		Total long-term investments (cost $116,875,716)	116,672,966

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	45

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		SHORT-TERM INVESTMENTS—51.4%

		Commercial Paper—50.8%
		Altria Group,
P-1	$1,450	1.83%, 10/29/04(e)	$1,450,000
		Anz (Deleware), Inc.,
P-1	100	1.03%, 7/8/04(e)	99,980
		Bank of Ireland,
P-1	4,500	1.25%, 9/1/04(e)	4,490,274
P-1	500	1.28%, 9/3/04(e)	498,858
		Barclays U.S. Funding,
P-1	3,800	1.11%, 8/25/04(e)	3,793,556
P-1	500	1.21%, 8/23/04(e)	499,109
P-1	100	1.22%, 8/24/04(e)	99,818
P-1	600	1.28%, 9/21/04(e)	598,251
		CBA (Delaware) Finance,
P-1	2,900	1.05%, 7/2/04(e)	2,899,178
P-1	700	1.21%, 8/23/04(e)	698,753
P-1	700	1.30%, 9/7/04(e)	698,281
		CDC Corp.,
P-1	4,600	1.05%, 7/7/04(e)	4,599,194
		Danske Corp.,
P-1	2,000	1.25%, 9/20/04(e)	1,994,375
P-1	700	1.26%, 9/14/04(e)	698,163
		DNB Bank,
P-1	800	1.28%, 9/21/04(e)	797,658
		European Investment Bank,
P-1	1,400	1.05%, 7/16/04(e)	1,399,388
		General Electric Capital Corp.,
P-1	100	1.04%, 7/8/04(e)	99,980
P-1	4,500	1.46%, 9/14/04(e)	4,486,313
P-1	400	1.48%, 9/15/04(e)	398,750
		HBOS Treasury Services PLC,	`
P-1	600	1.04%, 7/9/04(e)	599,862
P-1	1,000	1.25%, 8/31/04(e)	997,882
P-1	3,300	1.30%, 9/7/04(e)	3,291,866
P-1	100	1.58%, 10/26/04(e)	99,485
		KFW International Finance,
P-1	9,200	1.09%, 8/10/04(e)	9,188,806
		Lloyds TSB Bank PLC,
P-1	2,600	1.19%, 7/21/04(e)	2,598,288
		Nestle Capital Corp.,
P-1	1,800	1.11%, 8/24/04(e)	1,797,003
		Nestle Finance (France),
P-1	3,200	1.04%, 7/1/04(e)	3,200,000

See Notes to Financial Statements

46	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Commercial Paper (cont’d.)
		Nordea North America, Inc.,
P-1	$4,500	1.47%, 9/7/04(e)	$4,487,505
		Pfizer, Inc.,
P-1	4,100	1.16%, 7/30/04(e)	4,096,169
		Royal Bank of Scotland PLC,
P-1	800	1.07%, 7/14/04(e)	799,780
P-1	800	1.09%, 8/6/04(e)	799,128
P-1	100	1.11%, 8/25/04(e)	99,830
		Shell Finance UK PLC,
P-1	800	1.23%, 8/11/04(e)	798,879
P-1	2,600	1.35%, 8/27/04(e)	2,594,443
		Spintab AB,
P-1	1,900	1.26%, 9/8/04(e)	1,895,412
		Svenska Handelsbank PLC,
P-1	400	1.07%, 7/21/04(e)	399,762
P-1	4,600	1.25%, 9/1/04(e)	4,590,096
		Swedish National Housing,
P-1	600	1.23%, 7/22/04(e)	599,570
		Total Fina ELF Capital Corp.,
P-1	4,500	1.06%, 7/23/04(e)	4,497,070
		Toyota Motor Credit Corp.,
P-1	4,100	1.33%, 9/7/04(e)	4,089,700
		UBS Finance LLC,
P-1	1,300	1.19%, 7/21/04(e)	1,299,137
P-1	600	1.34%, 9/8/04(e)	598,459
		Westpac Capital,
P-1	100	1.03%, 7/8/04(e)	99,980
P-1	300	1.09%, 8/20/04(e)	299,546
P-1	700	1.22%, 8/24/04(e)	698,724

		Total commercial paper (cost $84,815,762)	84,816,261

		U.S. Government Securities—0.5%
		United States Treasury Bills,
	825	1.13%, 9/2/04(f) (cost $823,855)	823,240

	Contracts	Options Purchased(a)—0.1%
		Put Options
		90-day Eurodollar, expiring
	90	9/13/04 @ 93.75	563
		Euribor Future, expiring
	25	12/13/04 @ 96.375	380
		Interest Rate Swaps,
	2,100	3 month LIBOR over 5.75%,
		expiring 4/27/09	83,603

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	47

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

CONTRACTS	DESCRIPTION	VALUE (NOTE 1)

	Put Options (cont’d.)
2,100	3 month LIBOR over 6.25%,
	expiring 4/27/09	$136,958

	Total options purchased (cost $260,560)	221,504

	Total short-term investments (cost $85,900,177)	85,861,005

	Total Investments, Before Outstanding Options Written and Securities Sold Short—121.3% (cost $202,775,893; Note 5)	202,533,971

	OUTSTANDING OPTIONS WRITTEN(a)
	Call Options
	United States Treasury Notes,
46	expiring 8/27/04 @ 115	(1,437)

Notional Amount (000)
	Interest Rate Swaps,
	3 month LIBOR over 6.0%,
$1,200	expiring 10/7/04	(2,521)
	3 month LIBOR over 4.0%,
1,200	expiring 10/7/04	(61)
	3 month LIBOR over 4.0%,
15,100	expiring 9/23/05	(38,158)
	3 month LIBOR over 7.0%,
15,100	expiring 9/23/05	(70,744)
	3 month LIBOR over 3.8%,
2,200	expiring 10/7/04	(394)
	3 month LIBOR over 6.0%,
2,200	expiring 10/7/04	(1,520)
	3 month LIBOR over 6.0%,
1,500	expiring 10/7/04	(3,150)
	3 month LIBOR over 4.0%,
1,500	expiring 10/7/04	(76)
	3 month LIBOR over 4.0%,
1,000	expiring 10/31/05	(2,665)
	3 month LIBOR over 7.0%,
1,000	expiring 10/31/05	(5,527)

	Total Outstanding Options Written (premiums received $641,110)	(126,253)

Principal Amount (000)	INVESTMENTS SOLD SHORT—(24.4)%
	Federal National Mortgage Association,
$9,800	6.00%, 7/14/34	(10,002,125)

See Notes to Financial Statements

48	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	United States Treasury Notes,
$10,600	3.625%, 5/15/13	$(9,923,423)
11,200	3.875%, 2/15/13	(10,706,942)
4,500	4.00%, 11/15/12	(4,356,738)
	United States Treasury Notes
1,750	4.375%, 5/15/07	(1,808,790)
3,700	5.00%, 8/15/11	(3,862,596)

	Total investments sold short (proceeds received $40,480,829)	(40,660,614)

	Total Investments, Net of Outstanding Options Written and Investments Sold Short—96.9% (cost $161,653,954)	161,747,104
	Other assets in excess of liabilities—3.1%	5,166,361

	Net Assets—100.0%	$166,913,465

(a)	Non-income producing security.
(b)	Variable rate instrument.
(c)	Standard & Poor’s rating.
(d)	Issuer in bankruptcy.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Discount rate at time of purchase for United States Government Agencies and Obligations.

ARM—Adjustable Rate Mortgage.

MTN—Medium Term Note.

P/O—Principal Only.

TIPS—Treasury Inflation Protected Security.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	49

Intermediate-Term Bond Portfolio	Portfolio of Investments As of June 30, 2004 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—40.6%

		Asset Backed Securities—1.0%
		Conseco Finance Securitization Corp.,
A3	$89	7.47%, 5/1/32	$89,329
		First Franklin Mortgage Loan,
Aaa	511	2.82%, 3/25/34(a)	515,384
		Metropolitan Asset Funding, Inc.,
AAA(d)	104	1.76%, 4/25/29(a)	104,112
		Premium Asset Trust,
A2	1,500	1.62%, 11/27/04(a)	1,501,069
		Residential Asset Mortgage Products, Inc.,
Aaa	709	1.63%, 12/25/33(a)	710,487
		Residential Asset Securities Corp.,
Aaa	170	1.53%, 9/25/31(a)	170,384

		Total asset backed securities (cost $3,083,549)	3,090,765

		Corporate Bonds—12.8%

		Airlines—0.7%
		American Airlines, Inc.,
Baa2	1,500	7.86%, 4/1/13	1,492,206
		United Airlines, Inc.,
NR	1,700	6.83%, 3/1/10(f)	158,535
NR	1,500	10.85%, 2/19/15(b)(c)(f)	585,000

			2,235,741

		Automobile Manufacturers—0.6%
		DaimlerChrysler NA Holding Corp.,
A3	1,690	7.40%, 1/20/05	1,735,750

		Banking—0.1%
		Export-Import Bank Korea,
A3	300	6.50%, 11/15/06	318,716

		Cable—0.5%
		Cox Communications, Inc.,
Baa2	1,500	7.50%, 8/15/04	1,509,911

		Electrical Power—2.0%
		AEP Texas Central Co.,
Baa2	3,000	2.50%, 2/15/05(a)	3,001,949
		Dayton Power & Light Co.,
Baa3	500	5.125%, 10/1/13	477,217
		Edison International, Inc.,
Ba2	1,000	6.88%, 9/15/04	1,007,500

See Notes to Financial Statements

50	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

			Electrical Power (cont’d.)
			Pacific Gas & Electric Co.,
Baa2		$780	1.81%, 4/3/06(a)	$780,470
			TXU Energy Co.,
Baa2		850	6.125%, 3/15/08	896,759

				6,163,895

			Financial Services—2.8%
			Bear Stearns & Co., Inc.,
A1		1,200	1.83%, 11/30/04(a)	1,201,998
			Ford Motor Credit Co.,
A3		1,020	7.60%, 8/1/05	1,067,801
			General Motors Acceptance Corp.,
A3		1,240	6.88%, 8/28/12	1,261,400
A3		700	8.00%, 11/1/31	717,211
			Golden West Financial Corp.,
A1		1,500	5.50%, 8/8/06	1,574,190
			Heller Financial, Inc.,
Aaa		500	6.375%, 3/15/06	528,827
			Household Finance Co.,
A1		730	6.70%, 11/13/13	766,334
			Unilever Capital Corp.,
A1		1,750	6.875%, 11/1/05	1,844,997

				8,962,758

			Healthcare Services—0.1%
			HCA, Inc.,
Ba1		300	6.91%, 6/15/05	308,893

			Industrial Conglomerates—1.1%
			Tyco International Group SA,
Baa3	EUR	1,500	4.375%, 11/19/04	1,834,098
Baa3		$1,640	6.375%, 6/15/05	1,690,745

				3,524,843

			Media—0.7%
			Time Warner, Inc.,
Baa1		2,000	7.75%, 6/15/05	2,083,350

			Oil and Gas Exploration Services—0.3%
			Parker & Parsley Petroleum Co.,
Baa3		800	8.88%, 4/15/05	836,787

			Restaurants—0.3%
			Yum! Brands, Inc.,
Baa3		800	7.45%, 5/15/05	830,954

			Telecommunications—3.3%
			Deutsche Telekom International Finance BV,
Baa2		2,300	8.25%, 6/15/05	2,418,282
			France Telecom SA,
Baa2		2,000	8.50%, 3/1/31	2,510,040

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	51

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Telecommunications (cont’d.)
		MCI, Inc.,
NR	$61	5.91%, 5/1/07	$59,170
NR	61	6.69%, 5/1/09	56,425
NR	52	7.74%, 5/1/14	46,540
		Qwest Corp.,
Ba3	400	7.20%, 11/1/04	403,000
		SBC Communications, Inc.,
A1	1,050	4.21%, 6/5/21	1,066,265
		Sprint Capital Corp.,
Baa3	2,000	6.00%, 1/15/07	2,094,452
Baa3	350	7.90%, 3/15/05	362,811
		Verizon Wireless Capital LLC,
A3	1,500	1.35%, 5/23/05(a)	1,498,578

			10,515,563

		Tobacco—0.3%
		Altria Group, Inc.,
Baa2	1,050	7.00%, 7/15/05	1,089,536

		Total corporate bonds (cost $43,065,643)	40,116,697

		U.S. Government Agency Mortgage Pass-Through Obligations—11.2%
		Federal Farm Credit Bank,
	2,300	5.45%, 1/19/05	2,347,376
		Federal Home Loan Mortgage Corp.,
	8	9.25%, 1/1/10	8,978
		Federal National Mortgage Association,
	243	3.31%, 7/1/25(a)	242,352
	224	3.875%, 8/1/24(a)	231,395
	8,333	5.00%, 10/1/17 - 9/1/18	8,362,302
	7,000	5.00%, TBA	7,006,567
	25	5.09%, 12/1/30(a)	24,675
	4,659	6.00%, 11/1/12 - 9/1/17	4,860,982
	73	6.50%, 9/1/05	75,094
		Government National Mortgage Association,
	2,500	3.00%, 5/20/34(a)	2,433,054
	1,502	3.25%, 3/20/30(a)	1,491,911
	502	3.375%, 1/20/24 - 2/20/26(a)	498,427
	823	3.50%, 7/20/30(a)	818,107
	741	4.375%, 5/20/23 - 6/20/27(a)	755,306
	205	4.625%, 10/20/24 - 12/20/26(a)	208,406
	347	4.75%, 8/20/26(a)	356,611
	1,555	6.00%, 1/15/29 - 7/15/29	1,597,388
	3,046	6.50%, 10/15/25 - 6/15/32	3,188,009
	312	8.00%, 9/20/30 - 7/20/31	340,917

		Total U.S. Government agency mortgage pass-through obligations (cost $34,758,378)	34,847,857

See Notes to Financial Statements

52	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Collateralized Mortgage Obligations—5.5%
		Bank of America Mortgage Securities, Inc.,
AAA(d)	$858	5.67%, 10/20/32(a)	$872,497
		Bear Stearns ALT-A Trust,
Aaa	738	1.58%, 2/25/34(a)	737,747
		Countrywide Alternative Loans Trust,
AAA(d)	785	6.25%, 12/25/33	797,673
		Countrywide Home Loans,
Aaa	535	4.99%, 9/19/32(a)	538,076
Aaa	345	5.70%, 3/19/32(a)	353,178
AAA(d)	225	6.50%, 8/25/29	230,149
Aaa	572	6.50%, 1/25/34	587,171
		Credit-Based Asset Servicing and Securitization,
AAA(d)	536	1.64%, 8/25/29(a)	537,385
		CS First Boston Mortgage Securities Corp.
Aaa	377	6.50%, 4/25/33	385,955
		Federal Home Loan Mortgage Corp.,
	1,081	7.00%, 10/25/43	1,144,780
		Federal National Mortgage Association.,
	787	3.50%, 4/25/17	791,524
	800	5.00%, 8/25/22	814,441
		Government National Mortgage Association,
	471	1.75%, 2/16/30(a)	473,533
	349	1.85%, 2/16/30(a)	352,019
	1,359	7.50%, 2/20/30	1,434,328
	252	8.50%, 3/20/25	269,440
		GS Mortgage Securities Corp. II,
Aaa	787	6.04%, 8/15/18	832,421
		Sequoia Mortgage Trust,
Aaa	4,874	1.66%, 10/20/27(a)	4,887,879
		Structured Asset Securities Corp.,
Aaa	948	6.25%, 1/25/32(a)	983,841
		Superannuation Members Home Loans Global Fund,
AAA(d)	292	1.78%, 6/15/26(a)	292,537

		Total collateralized mortgage obligations (cost $17,321,408)	17,316,574

		Municipal Bonds—0.3%
		Honolulu Hawaii City & County,
Aaa	1,000	4.75%, 7/1/28
		(cost $832,808)	955,000

		Foreign Bonds—4.3%
		Federal Republic of Brazil,
B2	844	8.00%, 4/15/14 (Brady Bond)	770,511
B2	360	11.00%, 8/17/40	339,300
B2	2,000	11.50%, 3/12/08	2,137,000
		Republic of Panama,
Ba1	1,500	9.375%, 4/1/29	1,649,400

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	53

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Foreign Bonds (cont’d.)
		Republic of Peru,
Ba3	$ 3,750	9.125%, 1/15/08 - 2/21/12	$3,888,749
		Republic of South Africa,
Baa2	750	9.125%, 5/19/09	870,938
		Swedish Government,
Aaa	SEK16,000	8.00%, 8/15/07	2,398,423
		United Mexican States,
Baa2	$ 1,500	6.375%, 1/16/13	1,497,000

		Total foreign bonds (cost $12,877,408)	13,551,321

		U.S. Government Securities—5.5%
		United States Treasury Notes, TIPS, RRB,
	5,362	3.375%, 1/15/07 - 1/15/12(g)	5,840,876
	3,714	3.625%, 1/15/08	4,059,185
	6,403	3.875%, 1/15/09	7,138,453

		Total U.S. Government securities (cost $15,712,263)	17,038,514

	Shares
		Warrants(b)
		Mexico Value, Ser. C, expiring
	2,500,000	6/30/05	50,000
		Mexico Value, Ser. D, expiring
	2,500,000	6/30/06	50,000
		Mexico Value, Ser. E, expiring
	2,500,000	6/30/07	41,250

		Total warrants (cost $719)	141,250

		Total long-term investments (cost $127,652,176)	127,057,978

		SHORT-TERM INVESTMENTS—60.8%

		U.S. Government and Agency Securities—27.6%

		Federal Home Loan Bank,
	2,000	1.15%, 8/17/04	1,996,997
	1,000	1.17%, 7/16/04	999,513
	1,500	1.18%, 8/25/04	1,497,296
	5,000	1.20%, 7/1/04	5,000,000
	700	1.24%, 9/1/04	698,505

		Federal Home Loan Mortgage Corp.,
	13,700	1.17%, 8/24/04	13,675,789
	3,200	1.20%, 8/9/04	3,195,840
	3,200	1.21%, 8/20/04	3,194,644

See Notes to Financial Statements

54	THE TARGET PORTFOLIO TRUST

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Federal Home Loan Mortgage Corp., (cont’d.)
	$3,500	1.26%, 9/7/04	$3,491,250
	3,200	1.41%, 9/14/04	3,190,600
	8,600	1.44%, 9/21/04	8,571,854
	500	1.47%, 9/30/04	498,136
	3,100	1.56%, 10/20/04	3,085,089

		Federal National Mortgage Association,
	10,000	1.01%, 7/14/04	9,996,275
	3,400	1.03%, 7/1/04	3,400,000
	18,200	1.05%, 7/21/04	18,192,166
	3,200	1.53%, 10/18/04	3,185,176

		United States Treasury Bill,
	2,275	1.13%, 9/2/04(g)	2,270,147

		Total U.S. Government and agency securities (cost $86,137,052)	86,139,277

		Commercial Paper—33.2%
		Altria Group,
P-1	1,300	1.83%, 10/29/04	1,300,000
		Anz (Deleware) Inc.,
P-1	9,100	1.06%, 7/19/04	9,095,178
		ASB Bank, Ltd.,
P-1	800	1.49%, 9/22/04	797,252
		Bank of Ireland,
P-1	1,800	1.24%, 9/8/04	1,795,739
P-1	700	1.28%, 9/3/04	698,401
		Barclays US Funding,
P-1	6,800	1.11%, 8/25/04	6,788,468
		CBA (DE) Finance,
P-1	700	1.05%, 7/13/04	699,755
P-1	400	1.21%, 8/23/04	399,287
		CDC Corp.,
P-1	1,600	1.25%, 9/16/04	1,595,722
		Danske Corp.,
P-1	7,000	1.07%, 7/21/04	6,995,839
P-1	1,600	1.24%, 9/17/04	1,595,701
		DNB Bank,
P-1	1,200	1.25%, 8/30/04	1,197,500
		European Investment Bank,
P-1	8,300	1.03%, 7/2/04	8,299,763
		Ford Motor Credit Corp.,
P-1	2,680	2.11%, 9/3/04	2,681,769
		General Electric Capital Corp.,
P-1	600	1.06%, 7/12/04	599,806
P-1	1,600	1.30%, 9/8/04	1,596,013
P-1	700	1.46%, 9/14/04	697,871
		HBOS Treasury Services,
P-1	900	1.64%, 10/26/04	895,203

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	55

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

		Commercial Paper (cont’d.)
		KFW International Finance,
P-1	$9,100	1.09%, 8/10/04	$9,088,928
		Nestle Capital Corp.,
P-1	1,300	1.11%, 8/25/04	1,297,795
		Pfizer, Inc.,
P-1	6,900	1.30%, 8/17/04	6,888,289
		Rabobank USA,
P-1	800	1.11%, 8/23/04	798,693
		Royal Bank of Scotland,
P-1	7,000	1.05%, 7/14/04	6,997,346
		Shell Finance UK PLC,
P-1	3,000	1.35%, 8/27/04	2,993,588
		Svenska Handelsbank,
P-1	4,900	1.09%, 8/3/04 - 8/5/04	4,895,019
P-1	3,400	1.30%, 9/24/04	3,389,604
P-1	300	1.39%, 9/13/04	299,143
		Swedbank,
P-1	6,800	1.24%, 9/13/04	6,782,668
		Total Fina Elf Capital Corp.,
P-1	1,200	1.06%, 7/23/04	1,199,219
P-1	3,600	1.42%, 7/1/04	3,600,000
		UBS Finance (DE) LLC,
P-1	7,800	1.05%, 7/13/04	7,797,257

		Total commercial paper (Cost $103,756,711)	103,756,816

	Contracts	Options Purchased
		Put Options
		Eurodollar Futures, expiring
	50	3/14/05 @$94.00	625
		Eurodollar Futures, expiring
	150	9/13/04 @$95.00	938
		Eurodollar Futures, expiring
	85	9/13/04 @$95.50	531

		Total options purchased (cost $2,850)	2,094

		Total short-term investments (cost $189,896,613)	189,898,187

		Total Investments, Before Outstanding Options Written—101.4% (cost $317,548,789; Note 5)	316,956,165

See Notes to Financial Statements

56	THE TARGET PORTFOLIO TRUST

CONTRACTS/ NATIONAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	OUTSTANDING OPTIONS WRITTEN(b)
	Call Options
	United States Treasury Notes,
47	expiring 8/27/04 @$115	$(1,469)
	Interest Rate Swaps,
	3 month LIBOR over 4.00%,
$16,900	expiring 1/07/05	(22,071)
	Put Options
	Interest Rate Swaps,
	3 month LIBOR over 7.00%,
$16,900	expiring 1/07/05	(6,642)

	Total Outstanding Options Written (premiums received $331,909)	(30,182)

	Total Investments, Net of Outstanding Options Written—101.4%	316,925,983
	Other liabilities in excess of other assets—(1.4%)	(4,467,171)

	Net Assets—100%	$312,458,812

(a)	Rate shown reflects current rate on variable rate instruments.
(b)	Non-income producing security.
(c)	Represents issuer in default on interest payments.
(d)	Standard & Poor’s rating.
(e)	Rate shown reflects yield to maturity on date of purchase.
(f)	Issuer in bankruptcy.
(g)	Portion of security pledged as initial margin for financial futures contracts.

EUR—Euro dollar.

NR—Not rated by Moody’s or Standard & Poor’s.

RRB—Real Return Bond.

SEK—Swedish Krona.

TBA—Securities purchased on a forward commitment basis.

TIPS—Treasury Inflation Protection Security.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	57

Mortgage Backed Securities Portfolio	Portfolio of Investments June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—100.0%

	Collateralized Mortgage Obligations—11.2%
	Bear Stearns Commercial Mortgage Securities Corp.,
$750	7.32%, 10/15/32	$844,939
	Chase Commercial Mortgage Securities Corp.,
293	6.56%, 5/18/30	315,162
	CS First Boston Mortgage Securities Corp.,
112	Zero Coupon, 4/25/17,P/O	99,042
112	8.985%, 4/25/17,I/O	25,207
	Federal Home Loan Mortgage Corp.,
27	5.50%, 8/15/21,PAC	27,098
1,118	6.00%, 10/15/20 - 5/15/23	1,132,505
162	6.50%, 11/15/22,PAC	162,659
287	7.00%, 3/15/23,PAC	290,915
515	8.00%, 12/15/06 - 7/15/21,PAC	516,164
15	9.00%, 10/15/20	15,387
	Federal National Mortgage Assn.,
845	4.50%, 5/25/33,PAC	839,467
413	6.00%, 4/1/19 - 10/25/22,PAC	424,675
475	6.50%, 4/25/22 - 12/25/23,PAC	500,113
292	6.527%, 5/25/30	307,669
97	7.00%, 9/25/20 - 3/25/21,PAC	101,194
209	7.50%, 5/25/07 - 7/25/22	215,503
364	8.00%, 12/25/21 - 5/25/24,PAC	392,734
109	8.50%, 7/25/18 - 6/25/21,PAC	116,452
570	7.00%, 3/25/23,PAC,I/O	41,761
	Morgan Stanley Dean Witter Commercial Mortgage,
1,000	6.39%, 7/15/33	1,080,285
807	6.66%, 2/15/33	884,446
750	7.20%, 10/15/33	840,885
	Nomura Asset Commercial Mortgage,
1,000	6.69%, 3/15/30	1,105,532
	Salomon Brothers Mortgage Securities,
61	6.00%, 12/25/11	61,213
	Structured Asset Securities Corp.,
1,006	5.50%, 10/25/33	972,943

	Total collateralized mortgage obligations (cost $10,780,562)	11,313,950

	U.S. Government Agency Mortgage Pass-Through Obligations—86.2%
	Federal Home Loan Mortgage Corp.,
3,332	5.00%, 10/1/33	3,227,110
1,569	6.00%, 5/1/11 - 10/1/31	1,605,068
503	6.50%, 12/1/14 - 6/1/22	526,404
125	7.50%, 3/1/08 - 6/1/28	135,175

See Notes to Financial Statements

58	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	U.S. Government Agency Mortgage Pass-Through Obligations (cont’d.)
$7	8.25%, 12/1/05 - 5/1/08	$7,865
42	8.50%, 12/1/07 - 7/1/21	46,348
24	8.75%, 12/1/08	26,002
105	9.00%, 10/1/05 - 3/1/11	109,487
31	11.50%, 3/1/16	33,728
14	13.25%, 5/1/13	15,883
3	14.00%, 6/1/11	3,847
	Federal National Mortgage Assn.,
9,000	5.00%, 7/1/18 - 8/1/34, TBA	8,931,564
34,628	5.00%, 9/1/17 - 6/1/34	32,307,180
7,575	5.50%, 12/1/13 - 6/1/34	7,574,838
681	5.78%, 11/1/11(a)	719,751
4,052	6.00%, 8/1/11 - 1/1/34	4,155,459
1,247	6.009%, 11/1/11	1,330,672
78	6.048%, 3/1/12(a)	83,627
83	6.18%, 7/1/08	88,844
74	6.30%, 1/1/08	78,598
66	6.34%, 1/1/08	70,572
74	6.43%, 1/1/08	78,846
466	6.447%, 1/1/08	498,057
2,681	6.50%, 2/1/11 - 7/1/17	2,837,346
626	6.55%, 9/1/07	668,383
45	6.837%, 10/1/07	47,283
257	7.00%, 9/1/11 - 7/1/12	273,193
576	7.04%, 3/1/07	616,468
2	7.75%, 10/1/19	1,844
133	8.00%, 3/1/07 - 12/1/22	146,411
65	8.50%, 1/1/07	66,058
34	9.75%, 8/1/10 - 11/1/16	36,737
	Government National Mortgage Assn.,
2,335	6.00%, 10/15/08 - 1/15/29	2,419,144
5,520	6.50%, 5/15/23 - 5/15/32	5,783,771
4,884	7.00%, 7/15/16 - 1/15/30	5,208,008
4,732	7.50%, 3/15/07 - 10/15/29	5,120,510
1,456	8.00%, 1/15/08 - 11/15/30	1,597,666
111	8.25%, 6/20/17 - 7/20/17	122,106
66	8.50%, 3/15/05 - 4/20/17	72,453
205	9.00%, 5/20/05 - 1/15/20	228,220
154	9.50%, 4/15/06 - 1/15/21	171,415
12	13.50%, 5/15/11	14,098
27	14.00%, 6/15/11	31,019
18	16.00%, 5/15/12	21,153

	Total U.S. Government agency mortgage pass-through obligations (cost $86,995,519)	87,138,211

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	59

Mortgage Backed Securities Portfolio (cont’d)	Portfolio of Investments June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	United States Treasury Securities—2.6%
	United States Treasury Bond,
$ 2,330	(cost $2,542,376)	$2,563,000

	Total long-term investments (cost $100,318,457)	101,015,161

	SHORT-TERM INVESTMENTS—7.7%

	Repurchase Agreement
7,800	Deutsche Bank, 1.50%, dated 6/30/04, due 7/1/04 in the amount of $7,800,325 (cost $7,800,000; collateralized by $4,639,000 Federal Home Loan Mortgage Corp. 4.00%, 9/29/15 & $3,550,000 Federal Home Loan Bank 5.50%, 2/28/18; fair value of collateral including accrued interest was $7,956,944)	7,800,000

	Total Investments—107.7% (cost $108,118,457; Note 5)	108,815,161
	Liabilities in excess of other assets—(7.7%)	(7,768,941)

	Net Assets—100%	$101,046,220

(a)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

I/O—Interest Only Security.

PAC—Planned Amortization Class.

P/O—Principal Only Security.

TBA—To be announced. Such securities are purchased on a forward commitment basis.

See Notes to Financial Statements

60	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2004 (Unaudited)	U.S. Government Money Market Portfolio

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Federal Home Loan Bank—18.0%
$4,000	1.16%, 7/16/04(a)	$3,998,067
800	1.20%, 7/28/04(a)	799,280
4,517	1.26%, 8/13/04(a)	4,510,202
2,000	1.39%, 11/12/04(a)	1,989,652
2,500	1.44%, 11/19/04(a)	2,485,900
1,000	3.875%, 12/15/04	1,012,081
1,000	1.50%, 3/1/05	1,000,000
1,000	1.625%, 4/15/05	1,008,578
400	1.66%, 5/16/05	400,000

		17,203,760

	Federal Home Loan Mortgage Corp.—19.6%
1,000	1.05%, 7/13/04(a)	999,650
100	1.26%, 8/10/04(a)	99,860
2,000	1.40%, 8/11/04	2,000,295
1,500	1.17%, 8/16/04(a)	1,497,758
3,000	1.16%, 8/18/04(a)	2,995,360
1,704	1.05%, 9/7/04(a)	1,700,620
700	1.43%, 9/14/04(a)	697,915
4,444	1.21%, 10/19/04(a)	4,427,570
1,352	1.11%, 12/30/04(a)	1,344,413
3,000	1.16%, 3/8/05(a)	2,975,833

		18,739,274

	Federal National Mortgage Association—15.6%
1,675	1.14%, 7/23/04(a)	1,673,828
1,000	1.08%, 8/6/04(a)	998,920
1,864	1.24%, 8/11/04(a)	1,861,354
1,000	6.50%, 8/15/04	1,006,451
2,000	1.22%, 10/15/04(a)	1,992,816
3,000	1.25%, 11/3/04(a)	2,986,979
3,000	1.14%, 2/4/05(a)	2,979,290
750	1.375%, 2/14/05(a)	749,886
200	1.61%, 5/13/05	200,000
500	1.75%, 5/23/05	500,000

		14,949,524

	Repurchase Agreements—49.2%
11,800,000	BNP Paribas, 1.50%, dated 6/30/04, due 7/1/04 in the amount of $11,800,492 (cost $11,800,000; collateralized by $12,161,000 Federal Home Loan Mortgage Corp, zero coupon, 1/11/05, value of the collateral including accrued interest was $12,036,958)	11,800,000

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	61

U.S. Government Money Market Portfolio (cont’d)	Portfolio of Investments As of June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Repurchase Agreements (cont’d.)
$8,400	Goldman, Sachs & Co., 1.55%, dated 6/30/04, due 7/1/04 in the amount of $8,400,362 (cost $8,400,000; collateralized by $9,179,689 Federal Home Loan Mortgage Corp., 4.50%, 6/1/34; value of the collateral including accrued interest was $8,568,000)	$8,400,000
11,000	JPM Chase, 1.55%, dated 6/30/04, due 7/1/04 in the amount of $11,000,474 (cost $11,000,000; collateralized by, $12,510,000 various Federal National Mortgage Association, value of the collateral including accrued interest was $11,222,083)	11,000,000
15,800	UBS Warburg, 1.55%, dated 6/30/04, due 7/1/04 in the amount of $15,800,680 (cost $15,800,000; collateralized by $16,115,000 various Federal Home Loan Mortgage Corp.; value of the collateral including accrued interest was $16,119,482)	15,800,000

		47,000,000

	Total Investments—102.4% (amortized cost $97,892,558)(b)	97,892,558
	Liabilities in excess of other assets—(2.4%)	(2,319,692)

	Net Assets—100%	$95,572,866

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

See Notes to Financial Statements

62	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities June 30, 2004 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO

ASSETS
Investments, at value*	$359,517,103	$351,219,759	$152,591,236
Repurchase Agreement*	—	—	—
Cash	—	—	177,666
Foreign currency, at value**	—	—	—
Receivable for Fund shares sold	794,247	814,802	216,239
Dividends and interest receivable	133,503	526,633	10,401
Prepaid expenses and other assets	8,210	5,572	3,262
Receivable for investments sold	—	610,547	604,559
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	—	—	—
Premium for swaps purchased	—	—	—
Unrealized appreciation on swaps	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—
Total assets	360,453,063	353,177,313	153,603,363

LIABILITIES
Payable for Fund shares reacquired	751,862	517,141	216,194
Payable for investments purchased	—	941,667	1,195,749
Accrued expenses and other liabilities	191,399	123,253	173,604
Management fee payable	173,992	169,379	72,832
Deferred Trustees’ fees	11,500	13,293	11,790
Payable to custodian	—	—	—
Dividends payable	—	—	—
Due to broker for variation margin	—	—	—
Outstanding options written***	—	—	—
Premium for swaps written	—	—	—
Unrealized depreciation on swaps	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—
Investments sold short, at value****	—	—	—
Total liabilities	1,128,753	1,764,733	1,670,169

NET ASSETS	$359,324,310	351,412,580	151,933,194
Net assets were comprised of: Shares of beneficial interest, at par	$23,313	$23,643	$15,453
Paid-in capital, in excess of par	309,156,996	276,399,275	188,092,412
	309,180,309	276,422,918	188,107,865
Undistributed net investment income (loss)	(62,871)	2,091,358	(545,138)
Accumulated net realized gains (losses)	(50,390,257)	1,677,564	(49,383,241)
Net unrealized appreciation (depreciation)	100,597,129	71,220,740	13,753,708
Net assets, June 30, 2004	$359,324,310	$351,412,580	$151,933,194
Shares of beneficial interest issued and outstanding	23,313,290	23,642,714	15,453,379
Net asset value, offering price and redemption price per share	$15.41	$14.86	$9.83
* Identified cost of total investments	$258,919,974	$279,999,019	$138,837,528
** Identified cost of currency	—	—	—
*** Premiums received from options written	—	—	—
**** Proceeds received from short sales	—	—	—

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	63

Statements of Assets and Liabilities June 30, 2004 (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

ASSETS
Investments, at value*	$225,109,548	$208,544,540	$43,175,650	$202,533,971
Repurchase Agreement*	—	—	—	—
Cash	4,004	40,870	—	1,369,755
Foreign currency, at value**	—	63,018	548,224	953,843
Receivable for Fund shares sold	731,400	785,597	257,803	705,252
Dividends and interest receivable	234,291	356,702	865,759	927,058
Prepaid expenses and other assets	2,999	7,573	2,356	1,778
Receivable for investments sold	539,037	3,220,767	—	46,911,215
Receivable for foreign tax reclaim	—	411,088	—	—
Due from broker for variation margin	—	—	—	248,321
Premium for swaps purchased	—	—	—	143,733
Unrealized appreciation on swaps	—	—	—	304,016
Unrealized appreciation on forward currency contracts	—	8,343	578,847	8,050
Total assets	226,621,279	213,438,498	45,428,639	254,106,992

LIABILITIES
Payable for Fund shares reacquired	276,240	317,814	117,324	737,299
Payable for investments purchased	2,123,494	1,321,923	148,775	44,149,835
Accrued expenses and other liabilities	227,190	140,317	64,720	84,595
Management fee payable	106,712	120,527	17,865	61,296
Deferred Trustees’ fees	12,249	12,716	8,737	11,234
Payable to custodian	—	—	44,131	—
Dividends payable	—	—	—	75,755
Due to broker for variation margin	—	—	—	—
Outstanding options written***	—	—	—	126,253
Premium for swaps written	—	—	—	1,105,363
Unrealized depreciation on swaps	—	—	—	179,504
Unrealized depreciation on forward currency contracts	—	—	1,333,490	1,779
Investments sold short, at value****	—	—	—	40,660,614
Total liabilities	2,745,885	1,913,297	1,735,042	87,193,527

NET ASSETS	$223,875,394	$211,525,201	$43,693,597	$166,913,465
Net assets were comprised of: Shares of beneficial interest, at par	$11,057	$18,323	$5,199	$15,754
Paid-in capital, in excess of par	162,845,417	224,406,744	43,964,738	165,921,006
	162,856,474	224,425,067	43,969,937	165,936,760
Undistributed net investment income (loss)	1,106,367	1,495,642	(1,563,647)	(232,077)
Accumulated net realized gains (losses)	8,039,213	(40,445,567)	603,565	822,311
Net unrealized appreciation (depreciation)	51,873,340	26,050,059	683,742	386,471
Net assets, June 30, 2004	$223,875,394	$211,525,201	$43,693,597	$166,913,465
Shares of beneficial interest issued and outstanding	11,056,976	18,322,925	5,199,204	15,753,715
Net asset value, offering price and redemption price per share	$20.25	$11.54	$8.40	$10.60
* Identified cost of total investments	$173,236,208	$182,532,154	$41,698,182	$202,775,841
** Identified cost of currency	$—	$63,022	$545,379	$953,866
*** Premiums received from options written	$—	$—	$—	$641,110
**** Proceeds received from short sales	$—	$—	$—	$40,480,829

See Notes to Financial Statements

64	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities June 30, 2004 (Unaudited) (cont’d)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS
Investments, at value*	$316,956,165	$101,015,161	$50,892,558
Repurchase Agreement*	—	7,800,000	47,000,000
Cash	3,047,366	62,145	22,960
Foreign currency, at value**	1,911,367	—	—
Receivable for Fund shares sold	740,397	238,562	1,111,737
Dividends and interest receivable	1,671,536	484,255	50,577
Prepaid expenses and other assets	4,173	3,229	3,032
Receivable for investments sold	1,421	8,271,089	—
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	810,296	—	—
Premium for swaps purchased	118,899	—	—
Unrealized appreciation on swaps	19,694	—	—
Unrealized appreciation on forward currency contracts	62,084	—	—
Total assets	325,343,398	117,874,441	99,080,864

LIABILITIES
Payable for Fund shares reacquired	2,462,427	430,922	3,389,544
Payable for investments purchased	9,534,610	16,115,314	—
Accrued expenses and other liabilities	159,773	98,045	70,746
Management fee payable	116,797	37,429	20,254
Deferred Trustees’ fees	12,256	11,293	12,595
Payable to custodian	—	—	—
Dividends payable	145,228	110,218	14,839
Due to broker for variation margin	—	25,000	—
Outstanding options written***	30,182	—	—
Premium for swaps written	36,571	—	—
Unrealized depreciation on swaps	345,680	—	—
Unrealized depreciation on forward currency contracts	41,062	—	—
Investments sold short, at value****	—	—	—
Total liabilities	12,884,586	16,828,221	3,507,978

NET ASSETS	$312,458,812	$101,046,220	$95,572,886
Net assets were comprised of: Shares of beneficial interest, at par	$30,245	$9,842	$95,573
Paid-in capital, in excess of par	313,023,096	102,621,838	95,477,313
	313,053,341	102,631,680	95,572,886
Undistributed net investment income (loss)	(49,386)	(9,986)	—
Accumulated net realized gains (losses)	462,217	(2,239,478)	—
Net unrealized appreciation (depreciation)	(1,007,360)	664,004	—
Net assets, June 30, 2004	$312,458,812	$101,046,220	$95,572,886
Shares of beneficial interest issued and outstanding	30,244,679	9,841,969	95,572,886
Net asset value, offering price and redemption price per share	$10.33	$10.27	$1.00
* Identified cost of total investments	$317,548,789	$108,118,457	$97,892,558
** Identified cost of currency	$1,899,326	$—	$—
*** Premiums received from options written	$331,909	$—	$—
**** Proceeds received from short sales	$—	$—	$—

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	65

Statements of Operations

For The Six Months Ended June 30, 2004 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Interest	$—	$—	$2,338
Dividends	1,292,669	3,330,004	115,142
Less: Foreign withholding taxes	—	—	—
Total income	1,292,669	3,330,004	117,480
Expenses
Management fee	1,062,994	994,407	444,837
Transfer agent’s fees and expenses	162,000	130,000	125,000
Custodian’s fees and expenses	49,000	50,000	43,000
Reports to shareholders	33,000	12,000	12,000
Registration fees	16,000	12,000	8,000
Legal fees and expenses	12,000	13,000	13,000
Trustees’ fees	6,000	5,000	6,000
Audit fees	8,000	8,000	8,000
Miscellaneous	6,546	617	2,781
Total expenses	1,355,540	1,225,024	662,618
Net investment income (loss)	(62,871)	2,104,980	(545,138)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	9,609,351	11,362,307	5,534,224
Financial futures contracts	—	—	—
Foreign currency transactions	—	—	—
Options written	—	—	—
Swaps	—	—	—
Short sales	—	—	—
Total net realized gain (loss)	9,609,351	11,362,307	5,534,224
Net change in unrealized appreciation(depreciation) on: Investments	(9,183,341)	3,496,532	1,784,018
Financial futures contracts	—	—	—
Foreign currencies	—	—	—
Options written	—	—	—
Swaps	—	—	—
Short sales	—	—	—
Net change in unrealized appreciation (depreciation)	(9,183,341)	3,496,532	1,784,018
Net gain (loss)	426,010	14,858,839	7,318,242

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$363,139	$16,963,819	$6,773,104

See Notes to Financial Statements

66	THE TARGET PORTFOLIO TRUST

Statements of Operations

For The Six Months Ended June 30, 2004 (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Interest	$—	$24,811	$758,559	$1,753,258
Dividends	1,978,760	3,436,789	15,745	7,198
Less: Foreign withholding taxes	(1,782)	(575,925)	(8,276)	(371)
Total income	1,976,978	2,885,675	766,028	1,760,085
Expenses
Management fee	633,088	710,898	104,112	369,929
Transfer agent’s fees and expenses	135,000	112,000	47,000	102,000
Custodian’s fees and expenses	47,000	128,000	100,000	81,000
Reports to shareholders	16,000	12,000	2,000	12,000
Registration fees	10,000	9,000	7,000	12,000
Legal fees and expenses	12,000	13,000	12,000	15,000
Trustees’ fees	6,000	5,000	4,000	5,000
Audit fees	8,000	12,000	9,000	9,000
Miscellaneous	3,523	2,726	686	3,376
Total expenses	870,611	1,004,624	285,798	609,305
Net investment income (loss)	1,106,367	1,881,051	480,230	1,150,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	8,262,835	12,138,814	346,732	312,224
Financial futures contracts	—	—	14,612	570,709
Foreign currency transactions	—	(616,032)	371,548	277,270
Options written	—	—	(102,219)	49,968
Swaps	—	—	—	(251,359)
Short sales	—	—	—	649,555
Total net realized gain (loss)	8,262,835	11,522,782	630,673	1,608,367
Net change in unrealized appreciation (depreciation) on: Investments	8,061,509	(11,949,776)	(2,458,387)	(1,905,992)
Financial futures contracts	—	—	(8,465)	(880,148)
Foreign currencies	—	(27,029)	1,339,087	61,288
Options written	—	—	—	382,550
Swaps	—	—	—	99,491
Short sales	—	—	—	(3,542)
Net change in unrealized appreciation (depreciation)	8,061,509	(11,976,805)	(1,127,765)	(2,246,353)
Net gain (loss)	16,324,344	(454,023)	(497,092)	(637,986)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,430,711	$1,427,028	$(16,862)	$512,794

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	67

Statements of Operations

For The Six Months Ended June 30, 2004 (Unaudited) (cont’d)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Interest	$4,266,232	$2,675,297	$536,396
Dividends	—	—	—
Less: Foreign withholding taxes	—	—	—
Total income	4,266,232	2,675,297	536,396
Expenses
Management fee	740,160	239,580	120,676
Transfer agent’s fees and expenses	154,000	78,000	56,000
Custodian’s fees and expenses	91,000	78,000	48,000
Reports to shareholders	22,000	13,000	17,000
Registration fees	16,000	22,000	14,000
Legal fees and expenses	14,000	17,000	19,000
Trustees’ fees	7,000	6,000	5,000
Audit fees	9,000	11,000	8,000
Miscellaneous	5,610	4,250	2,216
Total expenses	1,058,770	468,830	289,892
Net investment income (loss)	3,207,462	2,206,467	246,504

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	759,485	(596,499)	—
Financial futures contracts	(42,114)	909	—
Foreign currency transactions	(96,475)	—	—
Options written	266,863	—	—
Swaps	652,402	—	—
Short sales	—	(14,570)	—
Total net realized gain (loss)	1,540,161	(610,160)	—
Net change in unrealized appreciation(depreciation) on: Investments	(2,995,586)	(1,285,509)	—
Financial futures contracts	(1,555,044)	(32,700)	—
Foreign currencies	49,698	—	—
Options written	269,481	—	—
Swaps	(284,494)	—	—
Short sales	—	12,656	—
Net change in unrealized appreciation (depreciation)	(4,515,945)	(1,305,553)	—
Net gain (loss)	(2,975,784)	(1,915,713)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$231,678	$290,754	$246,504

See Notes to Financial Statements

68	THE TARGET PORTFOLIO TRUST

Statements of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO		LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(62,871)	$(266,415)	$2,104,980	$3,804,770
Net realized gain (loss) on investment and foreign currency transactions	9,609,351	147,403	11,362,307	3,331,117
Net change in unrealized appreciation (depreciation) of investments	(9,183,341)	96,800,137	3,496,532	74,996,919
Net increase (decrease) in net assets resulting from operations	363,139	96,681,125	16,963,819	82,132,806
Dividends and Distributions
Dividends from net investment income	—	—	(117,570)	(3,731,879)
Distributions from net realized gains	—	—	—	—
Tax return of capital distributions	—	—	—	—
Total distributions	—	—	(117,570)	(3,731,879)
Fund share transactions(a)
Net proceeds from shares sold	53,985,471	90,568,160	52,098,904	68,404,898
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	114,989	3,647,047
Cost of shares reacquired	(43,409,350)	(82,611,933)	(33,778,185)	(63,948,228)
Net increase (decrease) in net assets from Fund share transactions	10,576,121	7,956,227	18,435,708	8,103,717
Total increase (decrease)	10,939,260	104,637,352	35,281,957	86,504,644

NET ASSETS
Beginning of period	348,385,050	243,747,698	316,130,623	229,625,979
End of period(b)	$359,324,310	$348,385,050	$351,412,580	$316,130,623
(a) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio.
(b) Includes undistributed net investment income of	$—	$—	$2,091,358	$103,948

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	69

Statements of Changes in Net Assets (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO		SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(545,138)	$(928,998)	$1,106,367	$249,093
Net realized gain (loss) on investment and foreign currency transactions	5,534,224	2,695,947	8,262,835	12,342,371
Net change in unrealized appreciation (depreciation) of investments	1,784,018	32,138,123	8,061,509	51,963,048
Net increase (decrease) in net assets resulting from operations	6,773,104	33,905,072	17,430,711	64,554,512
Dividends and Distributions
Dividends from net investment income	—	—	—	(297,792)
Distributions from net realized gains	—	—	(1,407,249)	(6,670,354)
Tax return of capital distributions	—	—	—	—
Total distributions	—	—	(1,407,249)	(6,968,146)
Fund share transactions(a)
Net proceeds from shares sold	22,086,312	36,726,416	32,169,469	43,122,655
Net asset value of shares issued in reinvestment of dividends and Distributions	—	—	1,361,828	6,775,452
Cost of shares reacquired	(17,177,534)	(31,248,031)	(31,668,619)	(49,425,658)
Net increase (decrease) in net assets from Fund share transactions	4,908,778	5,478,385	1,862,678	472,449
Total increase (decrease)	11,681,882	39,383,457	17,886,140	58,058,815

NET ASSETS
Beginning of period	140,251,312	100,867,855	205,989,254	147,930,439
End of period(b)	$151,933,194	$140,251,312	$223,875,394	$205,989,254
(a) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio.
(b) Includes undistributed net investment income of	$—	$—	$1,106,367	$—

See Notes to Financial Statements

70	THE TARGET PORTFOLIO TRUST

Statements of Changes in Net Assets (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO		INTERNATIONAL BOND PORTFOLIO
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$1,881,051	$2,599,038	$480,230	$620,772
Net realized gain (loss) on investment and foreign currency transactions	11,522,782	(105,074)	630,673	1,307,743
Net change in unrealized appreciation (depreciation) of investments	(11,976,805)	39,052,199	(1,127,765)	(325,141)
Net increase (decrease) in net assets resulting from operations	1,427,028	41,546,163	(16,862)	1,603,374
Dividends and Distributions
Dividends from net investment income	(1,296,827)	(2,118,075)	(201,298)	(3,416,812)
Distributions from net realized gains	—	—	(41,398)	(24,731)
Tax return of capital distributions	—	—	—	—
Total distributions	(1,296,827)	(2,118,075)	(242,696)	(3,441,543)
Fund share transactions(a)
Net proceeds from shares sold	40,669,091	90,795,763	13,967,742	34,299,415
Net asset value of shares issued in reinvestment of dividends and Distributions	1,275,524	2,078,838	231,171	3,241,777
Cost of shares reacquired	(22,458,316)	(80,785,501)	(8,798,835)	(24,797,728)
Net increase (decrease) in net assets from Fund share transactions	19,486,299	12,089,100	5,400,078	12,743,464
Total increase (decrease)	19,616,500	51,517,188	5,140,520	10,905,295

NET ASSETS
Beginning of period	191,908,701	140,391,513	38,553,077	27,647,782
End of period(b)	211,525,201	$191,908,701	$43,693,597	$38,553,077
(a) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio.
(b) Includes undistributed net investment income of	$1,495,642	$911,418	$—	$—

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	71

Statements of Changes in Net Assets (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO		INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$1,150,780	$4,538,514	$3,207,462	$9,080,352
Net realized gain (loss) on investment and foreign currency transactions	1,608,367	5,088,946	1,540,161	6,433,616
Net change in unrealized appreciation (depreciation) of investments	(2,246,353)	(445,026)	(4,515,945)	(294,056)
Net increase (decrease) in net assets resulting from operations	512,794	9,182,434	231,678	15,219,912
Dividends and Distributions
Dividends from net investment income	(1,150,780)	(4,978,895)	(3,207,849)	(11,106,479)
Distributions from net realized gains	(556,212)	(5,176,715)	(1,045,418)	(5,519,023)
Tax return of capital distributions	—	—	—	—
Total distributions	(1,706,992)	(10,155,610)	(4,253,267)	(16,625,502)
Fund share transactions(a)
Net proceeds from shares sold	39,509,969	75,598,373	54,809,311	144,146,258
Net asset value of shares issued in reinvestment of dividends and distributions	1,546,013	9,845,648	3,891,289	15,775,559
Cost of shares reacquired	(31,096,504)	(65,811,034)	(77,026,306)	(156,779,293)
Net increase (decrease) in net assets from Fund share transactions	9,959,478	19,632,987	(18,325,706)	3,142,524
Total increase (decrease)	8,765,280	18,659,811	(22,347,295)	1,736,934

NET ASSETS
Beginning of period	158,148,185	139,488,374	334,806,107	333,069,173
End of period(b)	$166,913,465	$158,148,185	$312,458,812	$334,806,107
(a) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio.
(b) Includes undistributed net investment income of	$—	$—	$—	$—

See Notes to Financial Statements

72	THE TARGET PORTFOLIO TRUST

Statements of Changes in Net Assets (Unaudited) (cont’d)

	MORTGAGE BACKED SECURITIES PORTFOLIO		U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$2,206,467	$5,072,570	$246,504	$816,956
Net realized gain (loss) on investment and foreign currency transactions	(610,160)	(1,180,435)	—	3,401
Net change in unrealized appreciation (depreciation) of investments	(1,305,553)	(1,529,703)	—	—
Net increase (decrease) in net assets resulting from operations	290,754	2,362,432	246,504	820,357
Dividends and Distributions
Dividends from net investment income	(2,206,467)	(5,247,606)	(246,504)	(820,357)
Distributions from net realized gains	—	—	—	—
Tax return of capital distributions	—	—	—	—
Total distributions	(2,206,467)	(5,247,606)	(246,504)	(820,357)
Fund share transactions(a)
Net proceeds from shares sold	17,786,385	50,238,355	86,850,783	236,126,066
Net asset value of shares issued in reinvestment of dividends and distributions	1,868,397	4,676,518	221,733	771,336
Cost of shares reacquired	(23,764,849)	(60,503,405)	(89,963,219)	(265,575,191)
Net increase (decrease) in net assets from Fund share transactions	(4,110,067)	(5,588,532)	(2,890,703)	(28,677,789)
Total increase (decrease)	(6,025,780)	(8,473,706)	(2,890,703)	(28,677,789)

NET ASSETS
Beginning of period	107,072,000	115,545,706	98,463,589	127,141,378
End of period(b)	$101,046,220	$107,072,000	$95,572,886	$98,463,589
(a) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio.
(b) Includes undistributed net investment income of	$—	$—	$—	$—

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	73

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.39		$11.03	$16.15	$23.20	$25.68	$18.29
Income from investment operations
Net investment income (loss)	—	(d)	(.01)	(.01)	.02	(.06)	(.03)
Net realized and unrealized gains (losses) on investment transactions	.02		4.37	(5.11)	(7.05)	(.68)	9.79
Total from investment operations	.02		4.36	(5.12)	(7.03)	(.74)	9.76
Less distributions
Dividends from net investment income	—		—	—	(.02)	—	—
Distributions from net realized gains	—		—	—	—	(1.74)	(2.37)
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	—		—	—	(.02)	(1.74)	(2.37)
Net asset value, end of period	$15.41		$15.39	$11.03	$16.15	$23.20	$25.68

TOTAL RETURN(a)	.13%		39.53%	(31.70)%	(30.32)%	(3.37)%	55.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$359,324		$348,385	$243,748	$358,429	$512,778	$515,470
Average net assets (000)	$356,274		$290,985	$297,189	$397,492	$581,198	$385,995
Ratios to average net assets
Expenses	.77	%(b)	.84%	.81%	.75%	.69%	.68%
Net investment income (loss)	(.04	)%(b)	(.09)%	(.11)%	.08%	(.25)%	(.16)%
Portfolio turnover rate	29	%(c)	49%	66%	68%	48%	50%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $.005 per share.

See Notes to Financial Statements

74	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.13		$10.49	$12.45	$12.64	$13.01	$15.87
Income from investment operations
Net investment income (loss)	.09		.17	.18	.19	.25	.27
Net realized and unrealized gains (losses) on investment transactions	.65		3.64	(1.85)	(.03)	.72	(1.00)
Total from investment operations	.74		3.81	(1.67)	.16	.97	(.73)
Less distributions
Dividends from net investment income	(.01)		(.17)	(.17)	(.19)	(.25)	(.29)
Distributions from net realized gains	—		—	(.12)	(.16)	(1.09)	(1.84)
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.01)		(0.17)	(.29)	(.35)	(1.34)	(2.13)
Net asset value, end of period	$14.86		$14.13	$10.49	$12.45	$12.64	$13.01

TOTAL RETURN(a)	5.20%		36.38%	(13.57)%	1.21%	8.22%	(4.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$351,413		$316,131	$229,626	$275,208	$268,802	$262,156
Average net assets (000)	$333,290		$253,653	$253,096	$275,773	$243,008	$279,900
Ratios to average net assets
Expenses	.74	%(b)	.80%	.80%	.76%	.80%	.73%
Net investment income (loss)	1.27	%(b)	1.50%	1.49%	1.51%	2.01%	1.74%
Portfolio turnover rate	24	%(c)	55%	56%	50%	80%	36%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	75

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.38		$7.05	$10.56	$13.09	$17.47	$15.35
Income from investment operations
Net investment income (loss)	(.04)		(.06)	(.06)	(.07)	(.07)	(.06)
Net realized and unrealized gains (losses) on investment transactions	.49		2.39	(3.45)	(2.46)	.36	4.35
Total from investment operations	.45		2.33	(3.51)	(2.53)	.29	4.29
Less distributions
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	(4.67)	(2.17)
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	—		—	—	—	(4.67)	(2.17)
Net asset value, end of period	$9.83		$9.38	$7.05	$10.56	$13.09	$17.47

TOTAL RETURN(a)	4.80%		33.05%	(33.24)%	(19.33)%	1.83%	29.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$151,933		$140,251	$100,868	$145,554	$182,515	$186,603
Average net assets (000)	$149,094		$116,632	$122,299	$156,654	$197,168	$150,593
Ratios to average net assets
Expenses	.89	%(b)	1.03%	.99%	.88%	.79%	.80%
Net investment income (loss)	(.74	)%(b)	(.80)%	(.74)%	(.59)%	(.49)%	(.45)%
Portfolio turnover rate	54	%(c)	235%	153%	167%	165%	207%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

76	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.78		$13.23	$17.54	$16.88	$14.97	$14.98
Income from investment operations
Net investment income (loss)	.10		.03	.04	.09	.11	.11
Net realized and unrealized gains (losses) on investment transactions	1.50		6.18	(1.41)	2.67	3.34	.10
Total from investment operations	1.60		6.21	(1.37)	2.76	3.45	.21
Less distributions
Dividends from net investment income	—		(.03)	(.04)	(.19)	(.02)	(.12)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	(.13)		(.63)	(2.90)	(1.91)	(1.52)	(.10)
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.13)		(.66)	(2.94)	(2.10)	(1.54)	(.22)
Net asset value, end of period	$20.25		$18.78	$13.23	$17.54	$16.88	$14.97

TOTAL RETURN(a)	8.57%		47.10%	(8.48)%	17.23%	23.91%	1.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$223,875		$205,989	$147,930	$177,088	$152,672	$127,010
Average net assets (000)	$212,189		$161,025	$167,945	$161,663	$130,303	$129,077
Ratios to average net assets
Expenses	.83	%(b)	.93%	.88%	.87%	.85%	.87%
Net investment income (loss)	1.05	%(b)	.15%	.23%	.59%	.75%	.75%
Portfolio turnover rate	13	%(c)	89%	95%	114%	55%	42%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	77

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.53		$9.07	$10.10	$13.52	$17.37	$15.54
Income from investment operations
Net investment income (loss)	.10		.16	.11	.09	.17	.23
Net realized and unrealized gains (losses) on investment transactions	(.02)		2.43	(1.14)	(3.39)	(1.87)	3.29
Total from investment operations	.08		2.59	(1.03)	(3.30)	(1.70)	3.52
Less distributions
Dividends from net investment income	(.07)		(.13)	- (b)	—	(.17)	(.23)
Distributions in excess of net investment income	—		—	—	—	(.17)	(.17)
Distributions from net realized gains	—		—	—	(.12)	(1.81)	(1.29)
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.07)		(.13)	—	(.12)	(2.15)	(1.69)
Net asset value, end of period	$11.54		$11.53	$9.07	$10.10	$13.52	$17.37

TOTAL RETURN(a)	0.74%		28.76%	(10.17)%	(24.56)%	(9.42)%	23.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$211,525		$191,909	$140,392	$158,307	$227,028	$274,997
Average net assets (000)	$204,230		$153,435	$150,249	$190,106	$246,420	$246,148
Ratios to average net assets
Expenses	.99	%(c)	1.07%	1.09%	1.01%	.93%	.93%
Net investment income (loss)	1.85	%(c)	1.69%	1.17%	.82%	.85%	1.25%
Portfolio turnover rate	33	%(d)	47%	55%	65%	44%	35%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

78	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL BOND PORTFOLIO
	Six months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.45		$8.83	$7.46	$8.08	$8.48	$9.52
Income from investment operations
Net investment income (loss)	.14		.21	.15	.18	.32	.30
Net realized and unrealized gains (losses) on investment transactions	(.14)		.26	1.33	(.64)	(.45)	(.84)
Total from investment operations	.00		.47	1.48	(.46)	(.13)	(.54)
Less distributions:
Dividends from net investment income	(.04)		(.84)	(.11)	—	—	(.23)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	(.01)		(.01)	—	—	—	(.16)
Tax return of capital distributions	—		—	—	(.16)	(.27)	(.11)
Total distributions	(.05)		(.85)	(.11)	(.16)	(.27)	(.50)
Net asset value, end of period	$8.40		$8.45	$8.83	$7.46	$8.08	$8.48

TOTAL RETURN(a)	(.03)%		5.31%	20.14%	(5.73)%	(1.34)%	(5.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$43,694		$38,553	$27,648	$18,637	$19,548	$26,492
Average net assets (000)	$41,875		$32,992	$22,022	$19,235	$20,809	$29,300
Ratios to average net assets
Expenses	1.37	%(b)	1.51%	1.69%	1.83%	1.47%	1.25%
Net investment income	2.31	%(b)	1.88%	1.88%	2.31%	4.16%	3.36%
Portfolio turnover rate	82	%(c)	235%	238%	251%	52%	132%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	79

Financial Highlights (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.66		$10.73	$10.42	$10.27	$9.86	$10.49
Income from investment operations
Net investment income	.07		.33	.41	.52	.66	.56
Net realized and unrealized gains (losses) on investment transactions	(.02)		.33	.57	.28	.42	(.63)
Total from investment operations	.05		.66	.98	.80	1.08	(.07)
Less dividends and distributions
Dividends from net investment income	(.07)		(.36)	(.45)	(.54)	(.67)	(.56)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	(.04)		(.37)	(.22)	(.11)	—	—
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.11)		(.73)	(.67)	(.65)	(.67)	(.56)
Net asset value, end of period	$10.60		$10.66	$10.73	$10.42	$10.27	$9.86

TOTAL RETURN(a)	.41%		6.22%	9.65%	7.97%	11.30%	(.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$166,913		$158,148	$139,488	$106,086	$74,003	$67,269
Average net assets (000)	$165,316		$151,999	$122,888	$90,698	$67,151	$65,911
Ratios to average net assets
Expenses	.74	%(b)	.76%	.75%	.78%	.79%	.82%
Net investment income	1.40	%(b)	2.99%	3.89%	4.83%	6.23%	5.54%
Portfolio turnover rate	248	%(c)	445%	429%	472%	483%	368%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

80	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.46		$10.50	$10.23	$10.23	$9.92	$10.36
Income from investment operations
Net investment income (loss)	0.10		.28	.38	.52	.63	.56
Net realized and unrealized gains (losses) on investment transactions	(0.10)		.19	.47	.29	.34	(.43)
Total from investment operations	—		.47	.85	.81	.97	.13
Less distributions
Dividends from net investment income	(.10)		(.34)	(.39)	(.54)	(.63)	(.57)
Distributions in excess of net investment income	—		—	—	—	(.03)	—
Distributions from net realized gains	(0.03)		(.17)	(.19)	(.27)	—	—
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.13)		(.51)	(.58)	(.81)	(.66)	(.57)
Net asset value, end of period	$10.33		$10.46	$10.50	$10.23	$10.23	$9.92

TOTAL RETURN(a)	0.00%		4.58%	8.56%	8.19%	10.10%	1.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$312,459		$334,806	$333,069	$195,233	$130,715	$112,991
Average net assets (000)	$330,767		$343,466	$258,072	$167,039	$116,330	$108,243
Ratios to average net assets
Expenses	.64	%(b)	.68%	.66%	.66%	.71%	.67%
Net investment income (loss)	1.95	%(b)	2.64%	3.58%	4.91%	6.35%	5.63%
Portfolio turnover rate	31	%(c)	422%	377%	560%	423%	253%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	81

Financial Highlights (Unaudited) (cont’d)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.45		$10.70	$10.44	$10.31	$9.97	$10.47
Income from investment operations
Net investment income (loss)	.21		.47	.56	.61	.65	.66
Net realized and unrealized gains (losses) on investment transactions	(.18)		(.24)	.27	.17	.33	(.50)
Total from investment operations	.03		.23	.83	.78	.98	.16
Less distributions
Dividends from net investment income	(.21)		(.48)	(.57)	(.65)	(.64)	(.66)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—
Tax return of capital distributions	—		—	—	—	—	—
Total distributions	(.21)		(.48)	(.57)	(.65)	(.64)	(.66)
Net asset value, end of period	$10.27		$10.45	$10.70	$10.44	$10.31	$9.97

TOTAL RETURN(a)	.23%		2.20%	8.13%	7.79%	10.35%	1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$101,046		$107,072	$115,546	$75,502	$63,234	$67,372
Average net assets (000)	$107,065		$114,526	$94,893	$69,767	$61,771	$70,244
Ratios to average net assets
Expenses	.88	%(b)	.84%	.80%	.84%	.83%	.80%
Net investment income (loss)	4.14	%(b)	4.43%	4.43%	5.74%	6.60%	6.31%
Portfolio turnover rate	119	%(c)	282%	184%	72%	74%	14%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Not Annualized

See Notes to Financial Statements

82	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income and net realized gain on investment transactions	.002		.007	.013	.037	.058	.045
Dividends and distributions	(.002)		(.007)	(.013)	(.037)	(.058)	(.045)
Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

TOTAL RETURN(a)	0.24%		0.70%	1.31%	3.77%	5.87%	4.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$95,573		$98,464	$127,141	$154,982	$122,226	$85,722
Average net assets (000)	$97,071		$114,831	$128,550	$132,704	$93,985	$196,853
Ratios to average net assets
Expenses	.60	%(b)	.52%	.45%	.51%	.56%	.43%
Net investment income (loss)	.51	%(b)	.71%	1.31%	3.52%	5.76%	4.64%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	83

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the ‘Fund’) is an open-end management investment company. The Fund was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Portfolios and their investment objectives are as follows:

•	Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•	Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•	Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•	Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•	Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•	Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•	Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage-related securities;

•	U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

84	THE TARGET PORTFOLIO TRUST

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities with the Federal Reserve System).

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

Short-term securities held by the other Portfolios which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities held by the other Portfolios which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the

THE TARGET PORTFOLIO TRUST	85

collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the fiscal period, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

86	THE TARGET PORTFOLIO TRUST

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gain (or loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio and Total Return Bond Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written.

The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

Short Sales: Certain portfolios of the Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security, it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a

THE TARGET PORTFOLIO TRUST	87

short sale if the market price at termination is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio may enter into short sales.

Swaps: A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolios may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The Total Return Bond Portfolio, International Bond Portfolio, Mortgage Backed Securities Portfolio and the Intermediate-Term Bond Portfolio may enter into swaps.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statements of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income and any net capital gain (loss) daily and pays such dividends monthly. Each other Portfolio declares and pays a dividend of its net investment income, if any, at least annually. Each Portfolio except for the U.S. Government Money Market Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

88	THE TARGET PORTFOLIO TRUST

Taxes: For federal income tax purposes, each Portfolio in the Fund is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Fund, administers the Fund’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the two advisers of the domestic equity Portfolios—the Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio and Small Capitalization Value Portfolio—manages approximately 50% of the assets of the respective Portfolio. In general, in order to maintain an approximately equal division of assets between the two advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expenses items) are divided between the two advisers as PI deems it appropriate. In order to maintain an approximately equal allocation between the two subadvisers, a periodic rebalancing of each subadviser’s share of Portfolio assets may occur to account for market fluctuations.

Portfolio	Adviser
Large Capitalization Growth	Oak Associates, Ltd. and Columbus Circle Investors
Large Capitalization Value	J.P. Morgan Investment Management, Inc. and Hotchkis & Wiley Capital Management Inc.
Small Capitalization Growth	Westcap Investors, LLC and RS Investment Management, L.P.
Small Capitalization Value	NFJ Investment Group L.P and EARNEST Partners, LLC
International Equity	Lazard Asset Management
International Bond	Fischer, Francis, Trees & Watts, Inc.
Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

THE TARGET PORTFOLIO TRUST	89

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Total Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). PIMS serves the Fund without compensation.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, (excluding the U.S. Government Money Market Portfolio) along with other affiliated investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004 the commitment provided for by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA will be October 29, 2004. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

90	THE TARGET PORTFOLIO TRUST

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The following approximate amounts represent the fees PMFS charged for the six months ended June 30, 2004, as well as the fees due to PMFS as of June 30, 2004. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

Portfolio	Amount incurred for the six months ended June 30, 2004	Amount due as of June 30, 2004
Large Capitalization Growth	$136,600	$22,300
Large Capitalization Value	101,000	17,000
Small Capitalization Growth	96,400	16,100
Small Capitalization Value	110,300	19,100
International Equity	87,000	14,600
International Bond	36,500	6,300
Total Return Bond	81,000	13,900
Intermediate-Term Bond	118,200	18,800
Mortgage Backed Securities	56,700	9,200
U.S. Government Money Market	43,600	7,400

For the six months ended June 30, 2004, Inc. the amount of brokerage commissions earned by Wachovia Securities LLC (“Wachovia”) an affiliate of PI, from transactions executed on behalf of the Portfolios were as follows:

Portfolio	Wachovia
Large Capitalization Growth	$1,400
Large Capitalization Value	1,457

The Funds pay networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations. The Portfolios paid networking fees to Wachovia, as follows:

Portfolio	Amount incurred for the six months ended June 30, 2004	Amount due as of June 30, 2004
Large Capitalization Growth	$39,300	$6,500
Large Capitalization Value	28,800	5,000
Small Capitalization Growth	27,600	4,700
Small Capitalization Value	28,800	5,100
International Equity	24,800	4,300
International Bond	10,300	1,800
Total Return Bond	21,200	3,700
Intermediate-Term Bond	34,000	5,600
Mortgage Backed Securities	15,800	2,700
U.S. Government Money Market	12,300	2,100

THE TARGET PORTFOLIO TRUST	91

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the following Portfolios earned income from the Series by investing their excess cash:

Portfolio	Excess Cash Investment
Large Capitalization Growth	$71,514
Large Capitalization Value	36,678
Small Capitalization Growth	49,763
Small Capitalization Value	39,600
International Bond	15,745
Total Return Bond	7,198

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, U.S. government securities, short sales and written options, for the six months ended June 30, 2004, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$109,451,631	$97,731,493
Large Capitalization Value	101,572,310	78,724,179
Small Capitalization Growth	82,404,950	76,107,036
Small Capitalization Value	26,229,486	27,012,574
International Equity	84,512,047	64,764,566
International Bond	33,420,911	29,621,300
Total Return Bond	233,769,458	194,096,888
Intermediate-Term Bond	35,385,666	46,235,997
Mortgage Backed Securities	115,790,377	120,647,238

92	THE TARGET PORTFOLIO TRUST

At June 30, 2004, the International Bond, Total Return Bond, Intermediate-Term Bond and the Mortgage Backed Securities Portfolios had open financial futures contracts. The unrealized appreciation (depreciation) on such contracts as of June 30, 2004 were as follows:

International Bond Portfolio:

Number of Contracts	Type	Expiration Date	Value at June 30, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
6	Euro-Schatz	Sep. 2004	$770,796	$768,539	$2,257
2	Gilt	Sep. 2004	383,809	383,117	692
1	Euro-Bond	Sep. 2004	137,664	137,182	482
3	Japanese 10yr. Bond	Sep. 2004	3,714,430	3,716,473	(2,043)

					1,388

	Short Positions:
16	10yr. T-Note	Sep. 2004	1,749,250	1,725,069	(24,181)
40	Euro-BOBL	Sep. 2004	5,367,854	5,350,505	(17,349)
20	5yr. T-Note	Sep. 2004	2,173,750	2,168,929	(4,821)

					(46,351)

					$(44,963)

Total Return Bond Portfolio:
Number of Contracts	Type	Expiration Date	Value at June 30, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
166	10yr T-Note	Sep. 2004	$18,148,469	$17,968,110	$180,359
177	5yr T-Note	Sep. 2004	19,237,688	19,115,485	122,203
54	Ruix Index	Sep. 2004	7,433,845	7,373,606	60,239
32	90 Day Euribor	Dec. 2004	6,876,065	6,922,069	(46,004)
13	90 Day Euribor	Sept. 2004	2,798,117	2,809,554	(11,437)
12	90 Day Euribor	Mar. 2005	2,575,804	2,616,537	(40,733)
35	90 Day Euro	Dec. 2004	10,390,712	10,398,421	(7,709)
4	90 Day Euro	Mar. 2009	942,600	942,800	(200)
4	90 Day Euro	Jun. 2008	945,350	946,100	(750)
4	90 Day Euro	Sept. 2008	944,300	944,850	(550)
33	90 Day Euro	Dec. 2004	8,042,513	8,061,038	(18,525)
60	90 Day Euro	Dec. 2005	14,401,500	14,380,500	21,000
4	90 Day Euro	Dec. 2008	943,350	943,750	(400)
22	90 Day Euro	Jun. 2005	6,498,181	6,535,800	(37,619)
35	Euro-BOBL	Sept. 2004	4,696,872	4,686,621	10,251

					230,125

	Short Position:
59	15yr T-Bond	Sep. 2004	6,276,125	6,175,141	(100,984)

					$129,141

THE TARGET PORTFOLIO TRUST	93

Intermediate-Term Bond Fund:
Number of Contracts	Type	Expiration Date	Value at June 30, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
332	90 Day Euro	Sept. 2004	$81,323,400	$81,277,750	$45,650
507	90 Day Euro	Mar. 2005	122,985,525	124,353,187	(1,367,662)
45	90 Day Euribor	Jun. 2005	13,291,734	13,234,261	57,473
72	90 Day Euribor	Sept. 2005	21,216,405	21,151,048	65,357
123	90 Day Euribor	Dec. 2005	36,162,386	36,190,329	(27,943)
393	10yr T-Note	Sept. 2004	42,965,953	42,433,078	532,875
435	5yr T-Note	Sept. 2004	47,279,062	47,026,031	253,031

					$(441,219)

Mortgage Backed Securities Portfolio:
Number of Contracts	Type	Expiration Date	Value at June 30, 2004	Value at Trade Date	Unrealized (Depreciation)
	Short Position:
50	5yr T-Note	Sep. 2004	$5,434,375	$5,401,675	$(32,700)

At June 30, 2004, the International Bond Portfolio had outstanding forward currency contracts to purchase and sell foreign currencies, as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, expiring 8/24/04	$16,907,291	$17,084,442	$177,151
Euros, expiring 8/24/04	815,912	814,345	(1,567)
Pound Sterling, expiring 8/24/04	2,330,142	2,376,659	46,517
Japanese Yen, expiring 8/24/04	9,379,357	9,530,068	150,711
Japanese Yen, expiring 8/24/04	859,031	855,111	(3,920)
Swiss Francs, expiring 8/24/04	5,291,769	5,430,556	138,787

	$35,583,502	$36,091,181	$507,679

94	THE TARGET PORTFOLIO TRUST

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, expiring 8/24/04	$3,255,478	$3,233,072	$22,406
Euros, expiring 2/24/04	41,162,129	42,102,036	(939,907)
Pound Sterling, expiring 8/24/04	630,333	624,654	5,679
Pound Sterling, expiring 8/24/04	3,652,516	3,743,243	(90,727)
Japanese Yen, expiring 8/24/04	5,294,226	5,266,263	27,963
Japanese Yen, expiring 8/24/04	11,854,830	11,973,142	(118,312)
New Zealand Dollar, expiring 8/24/04	5,092,939	5,231,478	(138,539)
Swedish Krona, expiring 8/24/04	415,468	423,827	(8,359)
Swiss Francs, expiring 8/24/04	3,419,221	3,409,588	9,633
Swiss Francs, expiring 8/24/04	1,980,481	2,012,640	(32,159)

	$76,757,621	$78,019,943	$(1,262,322)

At June 30, 2004, the Total Return Bond Portfolio had outstanding forward currency contracts to sell currency, as follows:

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, expiring 7/20/04	$1,031,170	$1,023,202	$7,968
Pound Sterling, expiring 7/28/04	243,091	243,009	82
Japanese Yen, expiring 7/21/04	364,468	366,247	(1,779)

	$1,638,729	$1,632,458	$6,271

THE TARGET PORTFOLIO TRUST	95

At June 30, 2004, the Intermediate-Term Bond Portfolio had outstanding forward contracts to sell foreign currency, as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, expiring 7/20/04	$112,646	$111,932	$(714)
Swedish Krona, expiring 9/09/04	2,547,733	2,507,385	(40,348)

	$2,660,379	$2,619,317	$(41,062)

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, expiring 7/20/04	$3,615,130	$3,574,514	$40,616
Swedish Krona, expiring 9/09/04	2,528,852	2,507,384	21,468

	$6,143,982	$6,081,898	$62,084

At June 30, 2004, the International Equity Portfolio had outstanding forward currency contracts to sell foreign currency, as follows:

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen, expiring 7/01/04	$889,688	$883,287	$6,401
expiring 7/02/04	523,311	521,369	1,942

	$1,412,999	$1,404,656	$8,343

Transactions in options written during the six months ended June 30, 2004 were as follows:

Total Return Bond Portfolio	Number of Contracts/ Notional Amount (000)	Premiums Received
Options outstanding at December 31, 2002	39,000	$584,954
Options written	3,120	106,861
Options closed	(9)	(6,935)
Options expired	(65)	(43,770)

Options outstanding at December 31, 2003	42,046	$641,110

Intermediate-Term Bond Portfolio	Number of Contracts/ Notional Amount (000)	Premiums Received
Options outstanding at December 31, 2003	33,800	$309,693
Options written	355	292,927
Options closed	(47)	(34,105)
Options expired	(261)	(236,606)

Options outstanding at June 30, 2004	33,847	$331,909

96	THE TARGET PORTFOLIO TRUST

The Total Return Bond Portfolio entered into interest rate swap agreements during the six-month ended June 30, 2004. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
UBS AG(a)	9/15/04	$7,500,000	3.25%	3 month LIBOR	$(6,738)
Lehman Brothers(a)	9/30/05	$3,400,000	0%	1 month USD LIBOR—BBA	(7,851)
Goldman Capital Markets, L.P.(a)	3/16/05	GBP 1,200,000	4.25%	6 month LIBOR	(7,900)
JPMorgan Chase Bank(a)	3/17/05	GBP 2,000,000	4.00%	6 month LIBOR	(12,729)
JPMorgan Chase Bank(a)	3/15/07	EUR 3,500,000	4.00%	6 month LIBOR	(23,863)
Merrill Lynch Capital Services(a)	3/15/07	EUR 200,000	4.00%	6 month LIBOR	94
Barclays Bank PLC(a)	3/15/07	EUR 900,000	4.00%	6 month LIBOR	(1,664)
Barclays Bank PLC(a)	12/21/07	EUR 600,000	4.00%	6 month LIBOR	(4,889)
Goldman Capital Markets, L.P.(a)	12/21/07	EUR 600,000	4.00%	6 month LIBOR	(6,570)
Bank of America, N.A.(a)	12/15/09	$3,000,000	4.00%	3 month LIBOR	27,674
JPMorgan Chase Bank(a)	12/15/09	$3,000,000	4.00%	3 month LIBOR	27,759
UBS AG(b)	12/14/14	EUR 9,200,000	5.00%	6 month LIBOR	(97,001)
Goldman Capital Markets, L.P.(a)	12/15/14	$14,500,000	5.00%	3 month LIBOR	212,261

					$98,583

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.

THE TARGET PORTFOLIO TRUST	97

The Total Return Bond Portfolio entered into credit default swap agreements during the six months ended June 30, 2004. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services(a)	12/20/2008	$500,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(181)
Merrill Lynch Capital Services(a)	12/20/2008	200,000	0.85%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	659
UBS AG(a)	12/20/2008	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	5,564
Bear Stearns International Ltd.(a)	12/20/2008	100,000	1.09%	Capital One Bank, 4.875%, due 5/15/08	(797)
UBS AG(a)	12/20/2008	200,000	0.44%	Carnival Corp., 6.15%, due 4/15/08	954
Bear Stearns International Ltd.(a)	12/20/2008	200,000	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	875
Barclays Bank PLC(a)	12/20/2008	200,000	0.67%	Clear Channel Communications, Inc., 7.65%, due 9/15/10	622
Goldman Sachs Capital Markets, L.P.(a)	12/20/2008	200,000	0.60%	Clear Channel Communications, Inc., 7.65%, due 9/15/10	1,192
Lehman Brothers(a)	12/20/2008	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(124)
Morgan Stanley Capital Services(a)	12/20/2008	200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	634
Bear Stearns International Ltd.(a)	12/20/2008	200,000	0.24%	Deere & Co., 7.85%, due 5/15/10	379
Merrill Lynch Capital Services(a)	12/20/2008	300,000	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	3,390
Bank of America, N.A.(a)	12/20/2008	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	746
Citigroup(a)	12/20/2008	400,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(730)
Barclays Bank PLC(a)	12/20/2008	500,000	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	(416)
Morgan Stanley Capital Services(a)	12/20/2008	300,000	0.21%	Emerson Electric Co,. 6.48%, due 10/15/12	372
Morgan Stanley Capital Services(a)	12/20/2008	200,000	0.22%	Emerson Electric Co,. 7.125%, due 8/15/10	165
Citigroup(a)	12/20/2008	300,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	1,070
Merrill Lynch Capital Services(a)	12/20/2008	100,000	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	—
Bear Stearns International Ltd.(a)	6/20/2005	4,800,000	0.55%	General Motors, 6.875% due 8/28/12	(1,199)
Bear Stearns International Ltd.(a)	6/20/2005	4,800,000	0.69%	General Motors, 7.125% due 7/15/13	9,137

98	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(a)	12/20/2008	$200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	$(2,109)
Bear Stearns International Ltd.(a)	12/20/2008	400,000	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(575)
Lehman Brothers(a)	12/20/2008	400,000	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	332
Merrill Lynch Capital Services(a)	12/20/2008	300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	814
Bear Stearns International Ltd.(a)	12/20/2008	200,000	0.60%	International Paper Co., 6.75%, due 9/1/11	303
Lehman Brothers(a)	12/20/2008	400,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(1)
Lehman Brothers(a)	12/20/2008	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(851)
Lehman Brothers(a)	12/20/2008	300,000	0.35%	Masco Corp., 5.875%, due 7/15/12	1,733
Morgan Stanley Capital Services(a)	5/20/2005	1,000,000	0.63%	Mexico Gov’t, 11.50%, due 11/15/26	2,799
Merrill Lynch Capital Services(a)	12/20/2008	200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(1,329)
Lehman Brothers(a)	12/20/2008	200,000	0.48%	Northrop Grmman Corp., 7.125%, due 2/15/11	(357)
Merrill Lynch Capital Services(a)	12/20/2008	200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	379
Lehman Brothers(a)	12/20/2008	300,000	0.35%	Radioshack Corp., 7.375%, due 5/15/11	451
UBS AG(a)	12/20/2008	200,000	0.37%	Radioshack Corp., 7.375%, due 5/15/11	136
Lehman Brothers(a)	6/20/2009	1,200,000	0.40%	Republic of China, 6.80%, due 05/23/11	(161)
UBS AG(a)	12/20/2008	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	382
Morgan Stanley Capital Services(a)	12/20/2008	200,000	0.53%	The Kroger Co., 4.75%, due 4/15/12	462
Barclays Bank PLC(a)	12/20/2008	200,000	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(1,466)
Citigroup(a)	12/20/2008	800,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	331
Bear Stearns International Ltd.(a)	12/20/2008	200,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(1)
Lehman Brothers(a)	12/20/2008	200,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	2,346

					$25,930

(a)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the floating rate.

THE TARGET PORTFOLIO TRUST	99

The Intermediate Term Bond Portfolio entered into interest rate swap agreements during the six months ended June 30, 2004. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(a)	6/17/2008	SEK 56,000,000	4.50%	SEK—STIBOR—SIDE	$19,151
Morgan Stanley(a)	3/17/2005	GBP 26,800,000	4.25%	6 month GBP Libor	(345,680)

					$(326,529)

(a)	Fund pays the floating rate and receives the fixed rate.

The Intermediate-Term Bond Portfolio entered into credit default swap agreements during the six months ended June 30, 2004. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation
JP Morgan Chase(a)	3/11/2005	$1,200,000	1.00%	Russian Federation, 5.00%, due 3/31/30	$472
Bear Stearns(a)	3/17/2005	200,000	1.00%	Russian Federation, 5.00%, due 3/31/30	71

					$543

(a)	Fund pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation (depreciation) of the Portfolios’ investments as of June 30, 2004, were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Portfolio	$261,046,498	$113,349,122	$14,878,517	$98,470,605
Large Capitalization Value Portfolio	282,841,215	74,414,984	6,036,440	68,378,544
Small Capitalization Growth Portfolio	139,455,795	20,280,469	7,145,028	13,135,441
Small Capitalization Value Portfolio	173,385,510	55,036,523	3,312,485	51,724,038
International Equity Portfolio	183,436,247	27,956,122	2,847,829	25,108,293
International Bond Portfolio	42,055,560	1,886,000	765,910	1,120,090
Total Return Bond Portfolio	202,780,832	1,808,503	2,055,364	(246,861)
Intermediate-Term Bond Portfolio	317,557,510	3,436,840	4,038,185	(601,345)
Mortgage Backed Securitied Portfolio	108,118,457	1,610,765	914,061	696,704

100	THE TARGET PORTFOLIO TRUST

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes the following Portfolios had post-October losses incurred in the period November 1, 2003 through December 31, 2003 that they have elected to be incurred in the current fiscal year and capital loss carryforwards as of December 31, 2003. Accordingly, no capital gain distributions are expected to paid to shareholders until future net gains have been realized in excess of such loss carryforwards.

	Post-October Losses		Capital Loss Carryforward
Fund	Currency	Capital
Large Capitalization Growth	—	—	$58,279,000	(a)
Large Capitalization Value	—	—	6,675,000	(b)
Small Capitalization Growth	—	$34,099	54,440,000	(c)
International Equity	$58,323	—	50,185,000	(d)
International Bond	—	—	—	(e)
Intermediate-Term Bond	32,523	—	—
Mortgage Backed Securities	—	275,509	1,354,000	(f)

(a)	Approximately $11,752,000 expiring in 2009, $39,797,000 expiring in 2010 and $6,730,00 expiring in 2011.
(b)	Approximately $6,675,000 expiring in 2010. Approximately $2,003,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended December 31, 2003.
(c)	Approximately $19,057,000 expiring in 2009 , $28,653,000 expiring in 2010 and $6,730,000 expiring in 2011.
(d)	Approximately $23,151,000 expiring in 2009, $24,235,000 expiring in 2010 and $2,799,000 expiring in 2011.
(e)	Approximately $349,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended December 31, 2003.
(f)	Approximately $384,000 expiring in 2008 and $970,000 expiring in 2011.

Note 6. Capital

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest during six months ended June 30, 2004 were as follows:

Portfolio	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Net Increase/ (Decrease) in Shares Outstanding
Large Capitalization Growth Portfolio	3,495,971	—	(2,823,159)	672,812
Large Capitalization Value Portfolio	3,596,820	8,273	(2,332,789)	1,272,304
Small Capitalization Growth Portfolio	2,266,782	—	(1,770,356)	496,426
Small Capitalization Value Portfolio	1,651,403	72,864	(1,637,294)	86,973
International Equity Portfolio	3,480,609	115,432	(1,924,561)	1,671,480
International Bond Portfolio	1,650,939	27,652	(1,041,711)	636,880
Total Return Bond Portfolio	3,689,492	145,434	(2,914,141)	920,785
Intermediate-Term Bond Portfolio	5,231,838	373,257	(7,373,733)	(1,768,638)
Mortgage Backed Securities Portfolio	1,703,676	179,921	(2,290,568)	(406,971)

THE TARGET PORTFOLIO TRUST	101

Transactions in shares of beneficial interest during the year ended December 31, 2003 were as follows:

Portfolio	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Net Increase/ (Decrease) in Shares Outstanding
Large Capitalization Growth Portfolio	6,953,016	—	(6,417,696)	535,320
Large Capitalization Value Portfolio	5,785,901	268,646	(5,571,034)	483,513
Small Capitalization Growth Portfolio	4,591,873	—	(3,951,697)	640,176
Small Capitalization Value Portfolio	2,731,257	371,473	(3,313,238)	(210,508)
International Equity Portfolio	9,427,039	200,739	(8,456,409)	1,171,369
International Bond Portfolio	3,767,332	385,003	(2,719,639)	1,432,696
Total Return Bond Portfolio	6,974,878	915,221	(6,059,658)	1,830,441
Intermediate-Term Bond Portfolio	13,623,787	1,495,398	(14,835,948)	283,237
Mortgage Backed Securities Portfolio	4,746,277	443,657	(5,735,443)	(545,509)

102	THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Trust’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer •
Lori E. Bostrom, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Columbus Circle Investors LLC	Metro Center One Station Plaza Stamford, CT 06902

	EARNEST Partners, LLC	75 14th Street Suite 2300 Atlanta, GA 30309

	Fischer Francis Trees & Watts, Inc.	200 Park Avenue New York, NY 10166

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management Inc.	522 Fifth Avenue New York, NY 10036

	Lazard Asset Management LLC	30 Rockefeller Plaza New York, NY 10112

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Oak Associates, Ltd.	3875 Embassy Parkway Suite 250 Akron, OH 44333

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

	Westcap Investors, LLC	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth	TALGX	875921207	Large Capitalization Value	TALVX	875921108
Small Capitalization Growth	TASGX	875921405	Small Capitalization Value	TASVX	875921306
International Equity	TAIEX	875921504	International Bond	TIBPX	875921876
Total Return Bond	TATBX	875921884	Intermediate-Term Bond	TAIBX	875921801
Mortgage-Backed Securities	TGMBX	875921702	U.S. Government Money Market	PUGXX	875921603

An investor should consider the investment objectives, risks, and charges and expenses of the Trust carefully before investing. The prospectus for the Trust contains this and other information about the Trust. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Trust’s portfolios’ securities are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

[LOGO] Prudential Financial

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth	TALGX	875921207	Large Capitalization Value	TALVX	875921108
Small Capitalization Growth	TASGX	875921405	Small Capitalization Value	TASVX	875921306
International Equity	TAIEX	875921504	International Bond	TIBPX	875921876
Total Return Bond	TATBX	875921884	Intermediate-Term Bond	TAIBX	875921801
Mortgage Backed Securities	TGMBX	875921702	U.S. Govt Money Market	PUGXX	875921603

TMF158E2    IFS-A095350    Ed. 08/2004

Item 2 – Code of Ethics      Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Lori E. Bostrom
Lori E. Bostrom Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.